As filed with the Securities and Exchange Commission on August 22, 2025

File No. 333-288888

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	1	[X]
(Check appropriate box or boxes)

VANECK FUNDS
(Exact Name of Registrant as Specified in Charter)

666 Third Avenue
New York, NY 10017
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

212-293-2000
(Registrant’s Area Code and Telephone Number)

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Fabio Battaglia, Esq.
Stradley Ronon Stevens & Young LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Shares of beneficial interest, without par value, of the VanEck Emerging Markets Bond ETF, a series of the Registrant.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

VanEck Funds
666 Third Avenue, 9th Floor
New York, NY 10017

August 22 , 2025

Dear Shareholder:

As an investor in the Emerging Markets Bond Fund (the “Fund”), we are pleased to inform you of our plan to convert the mutual fund into an exchange-traded fund (“ETF”), which will continue to be managed by Van Eck Associates Corporation (“VEAC” or the “Adviser”).

Pursuant to a Plan of Reorganization, the Fund will be converted into an ETF through the reorganization of the Fund into a newly-created series of VanEck Funds (the “Trust”) that has the same investment objective and investment strategies as the mutual fund. The reorganization is expected to take place on or about October 6, 2025 and is structured to be a tax-free reorganization under the U.S. Internal Revenue Code. In connection with the reorganization, your shares of the mutual fund will be exchanged for shares of equal value of the new ETF. Interests of shareholders will not be diluted as a result of the reorganization.

We believe the reorganization will result in multiple benefits for investors. The Board of Trustees of the Trust has approved the reorganization based on its determination that it is in the best interest of the shareholders. Expected benefits include:

1)Improved Efficiency: Converting to an ETF structure can provide benefits with respect to the management of capital gains distributions allowing for potentially greater tax efficiency for shareholders.
2)Lower Fees: The ETF will have a lower management fee and total expense ratio than the mutual fund.
3)Tax-Free Reorganization: Eligible shareholders will not recognize a taxable gain (or loss) on the conversion of mutual fund to ETF shares for U.S. tax purposes. An exception, albeit small, regarding fractional mutual fund shares is explained in later sections of this document.

Shareholders of the Fund should know the options available to them with respect to the reorganization but should also consider possible tax consequences of options outside of the tax-free reorganization. Those include:

1)Maintaining current positions in the Fund and receiving ETF shares on the conversion date.
2)Exchanging shares of the Fund into another VanEck mutual fund prior to the conversion.
3)Redeeming shares of the Fund.

i

The Information Statement/Prospectus provides greater detail on the mechanics of the conversion and what to expect with your investment during and following the conversion. No shareholder vote is required or being requested to complete the conversion. Shareholders will need brokerage accounts with the ability to transact in ETF shares in connection with the reorganization. The IMPORTANT NOTICE ABOUT YOUR TARGET FUND ACCOUNT - QUESTIONS AND ANSWERS that follows includes a description of required actions for shareholders who hold shares of the Fund in accounts that cannot hold ETF shares and should be read carefully. For shareholders holding the Fund in accounts that can hold ETFs, no additional action will need to be taken prior to the conversion for the account to receive ETF shares.

We encourage you to carefully review the additional information provided in this document. If you have questions that are not answered, please contact your financial advisor or the Adviser.

In closing, we are excited to offer the benefits of this conversion to the Fund’s shareholders. We view this event as a reflection of our continued efforts to apply innovative thinking in pursuit of better investment outcomes for our investors. Thank you for your continued trust.

Sincerely,

Jan F. van Eck
President, VanEck Funds

QUESTIONS AND ANSWERS

We recommend that you read the complete Information Statement/Prospectus.

This section contains a brief Q&A which will help explain the reorganization, including the reasons for the reorganization. Following this section is a more detailed discussion.

 Q.    What is happening to the Emerging Markets Bond Fund? Why am I receiving an Information Statement/Prospectus?

 A.    The Emerging Markets Bond Fund (the “Target Fund”), which is currently operated as a mutual fund, will be converted into an exchange-traded fund (“ETF”) through the reorganization of the Target Fund into a newly-created series of VanEck Funds (the “Trust”), the VanEck Emerging Markets Bond ETF (the “Acquiring Fund”), that has the same investment objective and investment strategies as the Target Fund (the “Reorganization”). As an ETF, the Acquiring Fund’s shares are expected to be trade on NYSE Arca, Inc. following the Reorganization. The Reorganization will be accomplished in accordance with the Plan of Reorganization (the “Plan”).

Under the Plan, all of the assets and liabilities of the Target Fund will be transferred to the newly-created Acquiring Fund, in exchange for shares of the Acquiring Fund of equivalent aggregate net asset value (“NAV”). Your shares of the Target Fund will be exchanged for shares of equivalent aggregate NAV of the Acquiring Fund. Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account, or if a shareholder does not have a brokerage account that can accept ETF shares, the Target Fund shares will be converted to cash (subject to applicable federal or state laws concerning unclaimed property). For shareholders who do not have a brokerage account that can accept ETF shares, if such a brokerage account is not set up by October 3, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your Target Fund investment will be liquidated on October 3, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares. The liquidation of your investment and return of cash will likely be a taxable event.
The IMPORTANT NOTICE ABOUT YOUR TARGET FUND ACCOUNT – QUESTIONS AND ANSWERS, beginning on page viii , provides important information about actions to take with respect to your account in order to ensure the seamless transition from holding shares of the Target Fund to holding ETF shares of the Acquiring Fund.

Q.    Has the Board of Trustees approved the Reorganization?

A.    Yes, the Board of Trustees of the Trust (the “Board”), which oversees the Target Fund and Acquiring Fund, approved the Reorganization. The Board, including all of the Trustees who are not “interested persons” of the Target Fund (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Fund and the Acquiring Fund and each of their respective shareholders and that the shareholders’ interests of the Target Fund will not be diluted as a result of the Reorganization.

Q.    Why is the Reorganization occurring?

A.     Van Eck Associates Corporation (“VEAC” or the “Adviser”) . proposed that the Target Fund be reorganized into the Acquiring Fund because the ETF structure of the Acquiring Fund may provide benefits with respect to (i) tax and operational efficiencies such as the management of capital gains distributions that may allow for potentially greater tax efficiency and (ii) wider potential distribution and adoption that will potentially attract new investors to the Acquiring Fund. An increase in asset size of the Acquiring Fund will allow Acquiring Fund expenses to be spread over a larger asset base and potentially create economies of scale. The Target Fund is managed to seek total return, consisting of income and capital appreciation by investing in emerging market debt securities. VEAC estimates that, currently, approximately 80% of the Target Fund’s assets are issued by entities located in countries that allow for settlement of securities transactions on an in-kind basis. The mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind and thereby often avoid the realization of capital gains by the ETFs as the result of portfolio transactions. As a result, capital gains distributions, if any, made by an ETF typically are very small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. In contrast, in a mutual fund, when portfolio securities are sold, either to rebalance the mutual fund’s holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund.
The Acquiring Fund will pursue the same investment objective and investment strategies as the Target Fund but in the ETF structure.
Q.    How will the Reorganization affect me as a shareholder?

A.    If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, you will own shares of the Acquiring Fund offered as an ETF having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned when the Reorganization happened. Shares of the Acquiring Fund will be transferred to your brokerage account, or if you do not have a brokerage account, the shares will be converted to cash (subject to applicable federal or state laws concerning unclaimed property). (For more information about the brokerage account needed to hold shares of the Acquiring Fund, see the question and answer on page vii, “What do I need to do to prepare for the Reorganization?” and separate Q&A that follows). Shares of the Acquiring Fund are not issued in fractional shares. As a result, some shareholders who hold fractional shares of the Target Fund may have such fractional shares redeemed at NAV in connection with the Reorganization resulting in a small cash payment, which will be taxable.

After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems. Should you decide to purchase or sell shares in the Acquiring Fund after the Reorganization, you will need to place a trade through a broker who will execute your trade on an exchange at prevailing market prices. Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Fund’s NAV. As with all ETFs, your broker may charge a commission for purchase and sales transactions, although ETFs trade with no transaction fees (NTF) on many platforms.

Q.    Am I Being Asked to Vote on the Reorganization?

A.    No. Votes of the shareholders of the Target Fund are not required to approve the Reorganization under Massachusetts law or the 1940 Act.
Q.    Will the Reorganization affect the way my investments are managed?

A.    No. VEAC is also the investment adviser to the Acquiring Fund and it will be managed using the same investment objective and investment strategies currently used by the Target Fund.

Q.    Will the fees and expenses of the Acquiring Fund be lower than the fees and expenses of the Target Fund?

A.    Yes. The total expense ratio for the Acquiring Fund is lower than the expense ratios of each class of shares of the Target Fund. In addition, the Acquiring Fund will be subject to a unitary fee structure, which will require the Adviser to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions as described below) without any increase in the Acquiring Fund’s management fee, typically resulting in lower fees and expenses to shareholders. This obligation to bear fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without the approval of shareholders.

The unitary management fee (the “Unitary Fee”) of the Acquiring Fund (0.75%) is lower than the management fee of the Target Fund (a non-unitary fee of 0.80% of the first $1.5 billion of average daily net assets of the Target Fund and (ii) 0.75% of average daily net assets in excess of $1.5 billion.). As noted above, the Acquiring Fund has a Unitary Fee, which means the Adviser is responsible for all expenses of the Acquiring Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

Q.    Are there any differences in risks between the Target Fund and Acquiring Fund?

A.    Yes. While most of the risks of the Target Fund and Acquiring Fund are the same, the Acquiring Fund is subject to certain risks unique to operating as an ETF. The Acquiring Fund is subject to market trading risk and premium/discount risk. We discuss these risks later in the Information Statement/Prospectus.

Q.    What are some features of ETFs that differ from mutual funds?

A.    The following are some unique features of ETFs as compared to mutual funds:

Transparency. The Acquiring Fund will be a transparent ETF that operates with full transparency of its portfolio holdings. Following the Reorganization, the Acquiring Fund, like other transparent ETFs, will make its portfolio holdings public each day. This holdings information, along with other information about the Acquiring Fund, will be found on the VanEck website.

v

Tax Efficiency. In a mutual fund, when portfolio securities are sold, either to rebalance holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund. In contrast, the mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind generally reducing the realization of capital gains by the ETFs for the same processes. As a result, shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares.

Sales on an Exchange throughout the Day. ETFs provide shareholders with the opportunity to purchase and sell shares throughout the day at market-determined prices, instead of being required to wait to make a purchase or a redemption at the next calculated NAV per share at the end of the trading day. This means that when a shareholder decides to purchase or sell shares of the ETF the shareholder can act on that decision immediately by contacting the shareholder’s broker to execute the trade. The market price of the ETF may be higher or lower than the ETF’s NAV per share, and might not be the same as the ETF’s next calculated NAV at the close of the trading day.

Sales only through a Broker. Unlike a mutual fund’s shares, individual shares of ETFs, like the Acquiring Fund, are not purchased or sold at NAV directly with the Fund. Individual Acquiring Fund shares may only be purchased and sold through a broker at market prices. When buying and selling shares through a financial intermediary, a shareholder may incur brokerage or other charges determined by the financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of an ETF, such as the Acquiring Fund, may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because ETF shares trade at market prices rather than at NAV, shares of an ETF, like the Acquiring Fund, may trade at a price less than (discount) or greater than (premium) the Fund’s NAV. The trading prices of an ETF’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for the ETF’s shares and shares of the underlying securities held by the ETF, economic conditions and other factors, rather than an ETF’s NAV, which is calculated at the end of each business day.

Q.    When is the Reorganization expected to occur?

A.    VEAC is anticipating a Reorganization date on or around October 6, 2025. This date could be delayed because some administrative conditions must be satisfied to implement the Reorganization. The Target Fund will publicly disclose updates on material developments throughout the process.

Q.    Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.    No. Shareholders will not pay any sales load, commission or other similar fee in connection with the receipt of ETF shares from the Reorganization.

Q.    Who will pay the costs in connection with the Reorganization?

A.    The Adviser will bear the costs of the Reorganization other than brokerage/transaction costs for portfolio transactions resulting from the Reorganization.

Q.    Will the Reorganization result in any federal tax liability to me?

A.    The Reorganization is designed to be treated as a tax-free reorganization for U.S. federal income tax purposes. However, in connection with Reorganization, some shareholders may receive cash compensation for fractional shares of the Target Fund that they hold. The redemption of these fractional shares will likely be a taxable event, albeit a small one. Shareholders should consult their tax advisors about possible state and local tax considerations with respect to the Reorganization, if any, because the information about tax consequences in this document relates only to the U.S. federal income tax consequences of the Reorganization.

Q.    Can I purchase, redeem or exchange shares of the Target Fund before the Reorganization takes place?

A.    Yes. You can purchase or exchange Target Fund shares until September 29, 2025. You can redeem Target Fund shares until the business day before the Reorganization occurs. That means your redemption order must be received by October 3, 2025. Any shares not redeemed before this date will be exchanged for shares of the Acquiring Fund.

Q.    What do I need to do to prepare for the Reorganization?

A.    It is important for you to determine that you hold your shares of the Target Fund in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization. If you hold your shares of the Target Fund in an account directly with the Fund at the Fund’s transfer agent or in a brokerage account with a financial intermediary that only allows you to hold mutual fund shares, you will need to set up a brokerage account that allows investment in ETF shares. A separate Q&A that immediately follows this Q&A is provided to help you determine your account type and provide information about changing your type of account if necessary.

For shareholders who do not have a brokerage account that can accept ETF shares, if a brokerage account is not set up by October 3, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your Target Fund investment will be liquidated on October 3, 2025 and you will receive cash equal in value to the NAV of your Target Fund shares. (subject to applicable federal or state laws concerning unclaimed property). The conversion of Target Fund shares to cash may be subject to fees and expenses and will likely be a taxable event.

Q.    Whom do I contact for further information?

A.    You can contact your financial advisor or other financial intermediary for further information. If you do not have a financial intermediary, you also may contact VanEck at (800) 826-2333 .

Important additional information about the Reorganization is set forth in the accompanying Information Statement/Prospectus. Please read it carefully.

IMPORTANT NOTICE ABOUT YOUR TARGET FUND ACCOUNT

QUESTIONS AND ANSWERS

This section contains a brief Q&A which provides information for you to determine if you need to take action with respect to your shareholder account prior to the Reorganization.

Q.    What do I need to do about my account prior to the Reorganization?

A.    The following provides information to determine whether you will need to take action prior to the Reorganization with respect to your Target Fund shares based on the characteristics of your account.

Accounts that Require No Action

If you hold your shares of the Target Fund in a brokerage account that permits you to purchase securities traded in the stock market, such as ETFs or other types of stocks, then you will not need to take any action with respect to your account prior to the Reorganization to receive ETF shares of the Acquiring Fund.

Accounts that Require Action

Transfer Agent Accounts—If you hold your shares of the Target Fund in an account directly with the Fund at SS&C GIDS, Inc. (“SS&C”), you should transfer your shares of the Target Fund to a brokerage account that allows investments in ETF shares prior to the Reorganization. You have a Transfer Agent Account if you receive quarterly account statements directly from the VanEck Funds and not from a third-party broker-dealer.

Non-Accommodating Brokerage Accounts—If you hold your shares of the Target Fund in a brokerage account that only allows you to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investment in ETF shares.

If you are unsure about the ability of your account to accept ETF shares, contact your financial advisor or other financial intermediary.

Q.    How do I transfer my Target Fund shares from a Transfer Agent Account to a brokerage account that accepts ETF shares?

A.    Transferring your shares from the Target Fund’s transfer agent to a brokerage account should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Target Fund into your brokerage account. Also inform your broker that such an account will need to be set up to accept ETF shares. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

We suggest you provide your broker with a copy of your quarterly statement from the Target Fund. Your broker will require your account number with the Target Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q.    How do I transfer my Target Fund Shares from a Non-Accommodating Brokerage Account to a Brokerage Account that accepts ETF shares?

A.    The broker where you hold the Target Fund shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker right away to make the necessary changes to your account.

Q.    What will happen if I don’t have a Brokerage Account that can accept ETF shares at the time of the Reorganization?

A.    For shareholders who do not have a brokerage account that can accept ETF shares, if such a brokerage account is not set up by October 3, 2025, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your Fund investment will be liquidated on October 3, 2025 and you will receive cash equal in value to the NAV of your Fund shares. (subject to applicable federal or state laws concerning unclaimed property). The conversion of Target Fund shares to cash may be subject to fees and expenses and will likely be a taxable event.

Q.    What if I don’t want to hold ETF shares?

A.    If you don’t want to receive ETF shares in connection with the Reorganization, you may redeem or exchange your shares of the Target Fund into another eligible VanEck mutual fund prior to the Reorganization. The last day to exchange your shares of the Target Fund for shares of another VanEck mutual fund is October 3, 2025 and the last day to redeem your shares of the Target Fund is October 3, 2025.

INFORMATION STATEMENT/PROSPECTUS
Dated August 22, 2025

VanEck Funds
666 Third Avenue, 9th Floor
New York, NY 10017
(212) 293-2000

Acquisition of All of the Assets and Liabilities of
EMERGING MARKETS BOND FUND
(a series of VanEck Funds (the “Trust”))

By and in exchange for shares of
VANECK EMERGING MARKETS BOND ETF
EMBX
(also a series of the Trust)

This Information Statement/Prospectus is being furnished to shareholders of the Emerging Markets Bond Fund (the “Target Fund”) in connection with the reorganization of the Target Fund into a newly-created series of the Trust , the VanEck Emerging Markets Bond ETF (the “Acquiring Fund”).

The Board of Trustees (the “Board”) of the Trust approved a Plan of Reorganization (the “Plan”) under which:

(i)the Target Fund, a series of the Trust, will transfer all of its assets and liabilities to the Acquiring Fund, a newly-created series of the Trust, in exchange solely for shares of the Acquiring Fund;

(ii)the shares of the Acquiring Fund will be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and

(iii)the Target Fund will be liquidated and dissolved (the “Reorganization”).

A copy of the Plan is provided in Exhibit A hereto.

The shares of the Acquiring Fund received by the shareholders of the Target Fund in the exchange will be equal in aggregate net asset value (“NAV”) to the aggregate NAV of their shares of the Target Fund at the closing date of the Reorganization. The Reorganization is expected to be effective on or about October 6, 2025.

The Board, including a majority of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), believes that the Reorganization is in the best interests of the Target Fund and Acquiring Fund and that the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is intended to be structured as a tax-free transaction for the Target Fund, the Acquiring Fund, and their shareholders. For some

5261495v.8

shareholders, there could be a small payment for the redemption of fractional shares of the Target Fund, and that would be taxable.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATION PURPOSES ONLY, AND NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION. WE ARE NOT ASKING YOU FOR A PROXY, AND YOU ARE NOT REQUESTED TO SEND US A PROXY.

The Target Fund and the Acquiring Fund are non-diversified series of the Trust, a business trust under the laws of the Commonwealth of Massachusetts, which are registered with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) as open-end management investment companies. The Target Fund and Acquiring Fund have identical investment objectives, investment strategies and investment restrictions. The principal offices of the Trust are located at 666 Third Avenue, New York, New York, 10017. The Funds are sponsored by Van Eck Associates Corporation (“VEAC” or the “Adviser”). The principal offices of VEAC are located at 666 Third Avenue, New York, New York, 10017.

Shares of the Acquiring Fund are expected to be listed for trading on or about October 6, 2025.

In preparation for the closing of the Reorganization, the last day to purchase or exchange shares of the Target Fund will be September 29, 2025. Redemption orders for Target Fund shares must be placed by October 3, 2025, or the Target Fund shares will be converted to Acquiring Fund shares. The Reorganization is expected to occur immediately prior to the opening of business on October 6, 2025. The Acquiring Fund will be open for trading on October 6, 2025. These dates could be delayed because some administrative conditions must be satisfied to implement the Reorganization. The Target Fund will publicly disclose updates on material developments throughout the process.

This Information Statement/Prospectus, which you should read carefully and retain for future reference, sets forth concisely the information that you should know before investing. A statement of additional information, dated August 22 , 2025, relating to this Information Statement/Prospectus and the proposed Reorganization, is available upon request and without charge by calling toll-free or writing to VEAC at the phone number and address listed above.

Additional information is available in the following materials:

•Prospectus dated May 1, 2025 for the Target Fund, as supplemented to date (“Target Fund Prospectus”), which is on file with the SEC (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000064);

•Statement of Additional Information dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 for the Target Fund (“Target Fund SAI”), which is on file with the SEC (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000166 );

5261495v.8

•Prospectus dated August 20 , 2025 for the Acquiring Fund (“Acquiring Fund Prospectus”), which is on file with the SEC (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000164 );

• Statement of Additional Information dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 for the Acquiring Fund, (“Acquiring Fund SAI”), which is on file with the SEC (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000166 ); and

•The Target Fund’s audited financial statements and related report of the independent registered public accounting firm included in the Target Fund’s filing on Form N-CSR for the fiscal year ended December 31, 2024 (the “Target Fund Annual Report”), which is on file with the SEC (File Nos. 002-97596/811-04297) (Accession No. 0000930413-25-000892).

Because the Acquiring Fund has not yet commenced operations, no annual report is available. The Target Fund Prospectus, including the Financial Highlights Table, as supplemented to date, and Acquiring Fund Prospectus are incorporated herein by reference and are legally deemed to be part of this Information Statement/Prospectus. A copy of the Acquiring Fund Prospectus accompanies this Information Statement/Prospectus. The Statement of Additional Information to this Information Statement/Prospectus also is incorporated herein by reference and is legally deemed to be part of this Information Statement/Prospectus. The Target Fund Prospectus, Target Fund SAI, and Target Fund Annual Report are available at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/.

The prospectuses, statements of additional information, and the most recent annual shareholder report listed above, have been filed with the SEC and are available, free of charge, by (i) calling VanEck toll-free at 800-826-2333, (ii) accessing the documents at the Target Fund’s website at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/, or (iii) writing to the Target Fund at the address listed on the cover of this Information Statement/Prospectus. In addition, these documents may be obtained from the EDGAR database on the Commission’s Internet site at http://www.sec.gov.

This Information Statement/Prospectus dated August 22 , 2025, is expected to be mailed to shareholders of the Target Fund on or about August 29 , 2025.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL FUNDS, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS INFORMATION STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

5261495v.8

5261495v.8

Principal Holders Ownership	44
Control Person Ownership	46
ADDITIONAL INFORMATION	46

Exhibit A - Form of Plan of Reorganization	A-1

5261495v.8

SUMMARY
This is only a summary of certain information contained in this Information Statement/Prospectus. Shareholders should carefully read the more complete information in the rest of this Information Statement/Prospectus, including the Plan relating to the Reorganization, a form of which is attached to this Information Statement/Prospectus in Exhibit A, and the Acquiring Fund Prospectus, which accompanies this Information Statement/Prospectus. For purposes of this Information Statement/Prospectus, the terms “shareholder”, “you”, and “your” refer to shareholders of the Target Fund.
What is happening to the Target Fund?
The Target Fund, which is currently operated as a mutual fund, will be converted into an ETF through the reorganization of the Target Fund into the newly-created Acquiring Fund, which has the same investment objective and investment strategies as the Target Fund. As an ETF, the Acquiring Fund’s shares are expected to trade on NYSE Arca, Inc. The transaction between the Target Fund and Acquiring Fund is referred to in this Information Statement/Prospectus as the “Reorganization.” The Reorganization will be accomplished in accordance with the Plan. For reference purposes, the names of the Target Fund and Acquiring Fund are listed in the chart below.

Target Fund	Acquiring Fund
Emerging Markets Bond Fund	VanEck Emerging Markets Bond ETF
How will the Reorganization work?
Under the Plan, all of the assets and liabilities of the Target Fund will be transferred to the newly-created Acquiring Fund, in exchange for shares of the Acquiring Fund of equivalent aggregate NAV . Your shares of the Target Fund will be exchanged for shares of equivalent aggregate NAV of the Acquiring Fund. Shares of the Acquiring Fund will be transferred to each shareholder’s brokerage account, or if a shareholder does not have a brokerage account that can accept ETF shares, the shares will be converted to cash (subject to applicable federal or state laws concerning unclaimed property). After shares of the Acquiring Fund are distributed to the Target Fund’s shareholders, the Target Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. This exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place. The closing date of the Reorganization is expected to occur immediately prior to the opening of business on or about October 6, 2025.
Why is the Reorganization happening and did the Board approve the Reorganization?
VEAC proposed that the Target Fund be reorganized into the Acquiring Fund because the ETF structure of the Acquiring Fund may provide benefits with respect to (i) tax and operational efficiencies such as the management of capital gains distributions that may allow for potentially greater tax efficiency and (ii) wider potential distribution and adoption that will potentially attract new investors to the Acquiring Fund. An increase in asset size of the Acquiring Fund will allow Acquiring Fund expenses to be spread over a larger asset base and

5261495v.8

potentially create economies of scale. The Target Fund is managed to seek total return, consisting of income and capital appreciation by investing in emerging market debt securities. VEAC estimates that, currently, approximately 80% of the Target Fund’s assets are issued by entities located in countries that allow for settlement of securities transactions on an in-kind basis. The mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind generally reducing the realization of capital gains by the ETFs for the same process. As a result, capital gains distributions, if any, made by an ETF are typically very small and shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. In contrast, in a mutual fund, when portfolio securities are sold, either to rebalance the mutual fund’s holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund.
The Acquiring Fund will pursue the same investment objective and investment strategies as the Target Fund but in the ETF structure. VEAC will continue as the investment adviser of the Acquiring Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, the Acquiring Fund will experience lower management fee rates and, therefore, lower overall operating expenses as compared to the Target Fund. The Board recognizes that as shareholders of an ETF after the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and selling Fund shares that the shareholders did not experience as mutual fund shareholders. However, the Board believes that the benefits of the ETF structure outweigh these costs.
The Board, including all of the Board’s Trustees who are not “interested persons” (as defined in the 1940 Act )) (together, the “Independent Trustees”), after careful consideration, have determined that the Reorganization is in the best interests of the Target Fund and Acquiring Fund and will not dilute the interests of the existing shareholders of the Target Fund. The Board made this determination based on various factors that are discussed in this Information Statement/Prospectus, under the discussion of the Reorganization in the section entitled “Reasons for the Reorganization.”
How will the Reorganization affect me?
If the Reorganization is consummated, you will cease to be a shareholder of the Target Fund and will become a shareholder of the Acquiring Fund. Upon completion of the Reorganization, you will own shares of the Acquiring Fund offered as an ETF having an aggregate NAV equal to the aggregate NAV of the shares of the Target Fund you owned when the Reorganization happened. Shares of the Acquiring Fund will be transferred to your brokerage account, or if you do not have a brokerage account that can accept ETF shares, the shares will be converted to cash (subject to applicable federal or state laws concerning unclaimed property). Shares of the Acquiring Fund are not issued in fractional shares, so for some shareholders, fractional shares of the Target Fund will be redeemed at NAV in connection with the Reorganization resulting in a small cash payment, which will be taxable.
After the Reorganization, individual shares of the Acquiring Fund may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through a broker-dealer at market prices. A shareholder may pay brokerage or other charges determined by the shareholder’s financial intermediary, although ETFs do trade with no transaction fees (NTF) on many platforms, and incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase

5261495v.8

shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Fund’s NAV.
Who will bear the costs associated with the Reorganization?
The Adviser will pay the costs of the Reorganization other than brokerage transaction costs for portfolio transactions.
What are the federal income tax consequences of the Reorganization?
As a condition to the closing of the Reorganization, the Target Fund and Acquiring Fund must receive an opinion of Stradley Ronon Stevens & Young LLP (“Stradley Ronon”) to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is expected that neither you nor, in general, the Target Fund will recognize gain or loss as a direct result of the Reorganization of the Target Fund (except with respect to cash received by a shareholder in lieu of fractional shares, if any), and the holding period and aggregate tax basis for the Acquiring Fund shares that you receive will be the same as the holding period and aggregate tax basis of the Target Fund shares that you surrender in the Reorganization. Prior to the consummation of the Reorganization, you may redeem your Target Fund shares, generally resulting in the recognition of gain or loss for U.S. federal income tax purposes.
You should consult your tax advisor regarding the effect, if any, of the Reorganization, in light of your individual circumstances. You should also consult your tax advisor about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section “Information About the Plan—What are the tax consequences of the Reorganization?”
How do the Funds’ investment objectives, investment strategies, and investment policies compare?
The Target Fund and Acquiring Fund have identical investment objectives. The Target Fund and Acquiring Fund employ identical principal investment strategies in seeking to achieve their respective objectives.

Investment Objectives and Investment Strategies

The investment objective of the Target and Acquiring Funds is to seek total return, consisting of income and capital appreciation. Under normal conditions, each of the Target Fund and Acquiring Fund invest at least 80% of its net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi-government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Funds may also invest in non-emerging market debt securities. The Target Fund and Acquiring Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Target Fund and Acquiring Fund are each considered to be “non-diversified” which means that it may invest a larger portion of its assets in

5261495v.8

a single issuer. Each of the Target Fund and the Acquiring Fund may engage in active and frequent trading of portfolio securities.

Each of the Target Fund and the Acquiring Fund invests in debt issued in emerging market and developed market currencies by governments and government-owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. Each of the Target Fund and the Acquiring Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity.
Each of the Target Fund and the Acquiring Fund may also invest in emerging market or developed market currencies. Each of the Target Fund and the Acquiring Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of its assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. Each of the Target Fund and the Acquiring Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish zloty). Each of the Target Fund and the Acquiring Fund expects to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps. Each of the Target Fund and the Acquiring Fund may also invest in credit-linked notes. Credit-linked notes are typically issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security (including any security that is a reference security for a credit default swap) will be treated as an emerging market debt security for purposes of complying with the Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.
The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that each of the Target Fund and the Acquiring Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. Each Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The analysis of financially material risks and opportunities related to ESG (i.e. Environmental, Social and Governance) factors is a component of the overall investment process. ESG considerations can affect the Adviser’s fundamental assessment of a company or country. Each of the Target Fund and the Acquiring Fund may invest in instruments whose return is based on the return of an emerging market security such as a derivative instrument, rather than investing directly in emerging market securities. The Fund may sell or reduce positions at any time, including when they no longer meet its investment criteria as described herein.

5261495v.8

The holdings of the Target Fund and the Acquiring Fund may include issues denominated in currencies of emerging countries, investment companies (including funds focused on single countries) that invest in emerging countries, depositary receipts, and similar types of investments, representing emerging market debt securities. Each of the Target Fund and the Acquiring Fund may purchase securities of any maturity or duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
Each of the Target Fund and the Acquiring Fund may invest up to 20% of its net assets in securities issued by other investment companies (each an “Underlying Fund”), including other exchange traded funds (“ETFs”). Each of the Target Fund and the Acquiring Fund may also invest in money market funds, but these investments are not subject to this limitation. Each of the Target Fund and the Acquiring Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available. Each of the Target Fund and the Acquiring Fund may also invest in restricted securities, including Rule 144A securities.

Investment Policies and Restrictions

The Target and Acquiring Funds have adopted identical fundamental investment restrictions, which may not be changed without prior shareholder approval. The Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Fund SAI, dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025, which is incorporated by reference into the Statement of Additional Information relating to this Information Statement/Prospectus, and is available upon request. The Target Fund’s fundamental investment restrictions are listed in the Target Fund SAI, dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 , which is incorporated by reference into the statement of additional information relating to this Information Statement/Prospectus, and is available upon request.
What are the principal risks of an investment in the Funds?
An investment in each Fund involves risks common to most open-end funds. There is no guarantee against losses resulting from investments in the Funds, nor that the Funds will achieve their investment objectives. You may lose money if you invest in the Funds. The risks associated with an investment in the Target and Acquiring Funds are identical, except that the Acquiring Fund is subject to certain risks unique to operating as an ETF. The Acquiring Fund is subject to the following risks for ETFs:
Authorized Participant Concentration Risk. The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares, or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund.

5261495v.8

The Authorized Participant concentration risk may be heightened in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.
No Guarantee of Active Trading Market Risk. There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.
Trading Issues Risk. Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.
Cash Transactions Risk. Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.

5261495v.8

For further information about the risks of investments in the Funds, see “Comparison of the Funds’ Principal Risks” below.
How will the Reorganization affect my fees and expenses?
The total expense ratio for the Acquiring Fund is lower than the expense ratios of each class of shares of the Target Fund. In addition, the Acquiring Fund will be subject to a unitary fee structure, which will require the Adviser to pay the Acquiring Fund’s ordinary operating expenses (with limited exceptions as described below) without any increase in the Acquiring Fund’s management fee, typically resulting in lower fees and expenses to shareholders. This obligation to bear fund expenses is part of the Acquiring Fund’s investment management agreement and cannot be changed without the approval of shareholders.
The unitary management fee (the “Unitary Fee”) of the Acquiring Fund (0.75%) is lower than the management fee of the Target Fund (a non-unitary fee at the annual rate of (i) 0.80% of the first $1.5 billion of average daily net assets of the Fund and (ii) 0.75% of average daily net assets in excess of $1.5 billion.). As noted above, the Acquiring Fund has a Unitary Fee, which means the Adviser is responsible for all expenses of the Acquiring Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to the Acquiring Fund’s shares offered for sale, (b) SEC and state registration fees; and (c) initial fees paid for shares of the Acquiring Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least May 1, 2027. A comparison of the fees and expenses of the Target Fund and Acquiring Fund is provided below under the heading, “What are the fees and expenses of the Funds and what might they be after the Reorganization?”
What are the distribution arrangements for the Funds?
The Target and Acquiring Funds are distributed by Van Eck Securities Corporation (the “Distributor”), which serves as the principal underwriter for the shares of the Funds. The Distributor is a wholly-owned subsidiary of VEAC. The principal business address of the Distributor is 666 Third Avenue, 9th Floor, New York, New York 10017. While the Target Fund has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act for the payment of fees by the Fund related to the Fund’s distribution, the Acquiring Fund will not pay a Rule 12b-1 distribution fee.
What are the Funds’ arrangements for purchases, exchanges and redemptions?
The Target Fund and Acquiring Fund have different procedures for purchasing, exchanging and redeeming shares. You may refer to the Acquiring Fund Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Buying and Selling Exchange-Traded Shares” for the procedures applicable to purchases and sales of the shares of the Acquiring Fund, which are also summarized below. The Acquiring Fund does not provide for the exchange of shares. The Target Fund Prospectus provides information under the section titled “How to Buy, Sell, Exchange or Transfer Shares” with respect to the procedures applicable to purchases, exchanges and sales of the shares of the Target Fund, which are also summarized below.

5261495v.8

Shareholders in the Target Fund may purchase or sell (redeem) shares of the Fund on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open for business by first contacting SS&C GIDS, Inc. at (800) 544-4653 or in writing at VanEck Funds, P.O. Box 218407, Kansas City, MO 64121-8407 or through your financial intermediary. Provided that shares of the Target Fund are available under an employer’s 401(k) plan, shares may be purchased or redeemed by following the procedures adopted by the respective employer and approved by VEAC for making investments. Class A shares of the Target Fund are offered to the general public; Class I shares of the Target Fund are offered to eligible investors primarily through certain financial intermediaries that have entered into a Class I Agreement with VanEck; and Class Y shares of the Target Fund are offered only to investors through “wrap fee” and similar programs offered without a sales charge by certain financial intermediaries and third-party recordkeepers and/or administrators that have entered into a Class Y agreement with VanEck. All investments in the Target Fund are subject to approval of VEAC.
The purchase price of a share of the Target Fund is its NAV per share class. The NAV per share class of the Target Fund is calculated after the close of the NYSE (normally, 4:00 p.m. Eastern Time) on each day the NYSE is open. Provided that the Target Fund’s transfer agent or a transfer agent sub-designee has received the investor’s purchase or redemption in good order, shares of the Fund will be priced at the NAV of the shares next determined after receipt of the investor’s order. The Target Fund reserves the right to reject any initial or subsequent investment request.
Unlike the Target Fund, individual shares of the Acquiring Fund are not purchased or sold at NAV directly with the Fund. The Acquiring Fund will issue (or redeem) shares at NAV only to certain financial institutions that have entered into agreements with the Acquiring Fund’s distributor in large aggregated blocks known as “Creation Units.” A Creation Unit of the Acquiring Fund consists of a specified number of shares as stated in the Acquiring Fund Prospectus. Creation Units are issued (or redeemed) in-kind for securities (and an amount of cash) that the Acquiring Fund specifies each day at the NAV next determined after receipt of an order on any day the NYSE is open for business.
Individual Acquiring Fund shares may only be purchased and sold on NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Shares of the Acquiring Fund can be bought and sold during the day like shares of other publicly traded companies. Buying and selling shares of the Acquiring Fund on an exchange involves certain costs. When buying and selling shares through a financial intermediary, you may incur brokerage or other charges determined by your financial intermediary, although ETFs trade with no transaction fees (NTF) on many platforms. In addition, a shareholder of the Acquiring Fund may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”). Because Acquiring Fund shares trade at market prices rather than at NAV, Acquiring Fund shares may trade at a price less than (discount) or greater than (premium) the Acquiring Fund’s NAV. The trading prices of the Acquiring Fund’s shares in the secondary market will fluctuate continuously throughout trading hours based on the supply and demand for Fund shares and shares of the underlying securities held by the Fund, economic conditions and other factors, rather than an Acquiring Fund’s NAV, which is calculated at the end of each business day.

5261495v.8

The Target Fund permits its shareholders to exchange shares of the Fund for shares of certain other series of the Trust. An exchange involves the simultaneous redemption of shares of one fund and the purchase of shares of another fund at each fund’s respective closing NAV next determined after the request for exchange has been received, and is a taxable transaction. The Acquiring Fund does not provide for exchanges.
COMPARISON OF SOME IMPORTANT FEATURES OF THE FUNDS
How do the performance records of the Funds compare?
The Acquiring Fund is a newly-formed “shell” fund that has not yet commenced operations, and therefore, has no performance history predating the Reorganization. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all of the assets and liabilities of the Target Fund and continue the business of the Target Fund. Therefore, after the Reorganization, the Target Fund will remain the “accounting survivor.” This means that the Acquiring Fund will continue to show the historical investment performance and returns of the Target Fund (even after liquidation).
The historical performance of the Target Fund, as it is to be adopted by the Acquiring Fund, is included in the Acquiring Fund Prospectus that has accompanied this Information Statement/Prospectus.
What are the fees and expenses of the Fund and what might they be after the Reorganization?
Shareholders of the Funds pay various fees and expenses, either directly or indirectly. The tables below show the fees and expenses that you would pay if you were to buy, hold or sell shares of each Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The fees and expenses in the tables appearing below are based on the expenses of the Target Fund for the fiscal year ended December 31, 2024 and the anticipated expenses of the Acquiring Fund during its first year of operation. The tables also show the pro forma expenses of the combined Acquiring Fund after giving effect to the Reorganization, based on pro forma net assets as of December 31, 2024. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly. You will not pay any sales load, contingent deferred sales charge, brokerage commission, redemption fee, or other transaction fee in connection with the receipt of ETF shares from the Reorganization.

5261495v.8

SHAREHOLDER FEES
(fees paid directly from your investment)
	Target Fund –Emerging Markets Bond Fund			Pro-Forma – Acquiring Fund – VanEck Emerging Markets Bond ETF
	Class A	Class I	Class Y	ETF Shares
Maximum Sales Charge (load) imposed on purchases (as a percentage of offering price)	5.75%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of the net asset value or purchase price)	0.00%[1]	0.00%	0.00%	0.00%

5261495v.8

Annual Fund Operating Expenses for Target Fund and Acquiring Fund(expenses deducted from Fund assets)

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	Target Fund –Emerging Markets Bond Fund			Pro-Forma – Acquiring Fund – VanEck Emerging Markets Bond ETF
	Class A	Class I	Class Y	ETF Shares
Management Fees	0.80%	0.80%	0.80%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%	0.00%	0.00%
Other Expenses[2]	0.78%	0.57%	0.53%	0.01%
Total Annual Fund Operating Expenses	1.83%	1.37%	1.33%	0.76%
Fee Waivers and/or Expense Reimbursements[3,4]	-0.62%[3]	-0.51%[3]	-0.37%[3]	0.00%[4]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements [3,4]	1.21%	0.86%	0.96%	0.76%

1 A contingent deferred sales charge for Target Fund Class A shares of 1.00% for one year applies to redemptions of qualified commissionable shares purchased at or above the $1 million breakpoint level.
2 Fees and expenses are based on those incurred for the 12-month period ended December 31, 2024.
3 The Adviser has agreed to waive fees and/or pay Target Fund expenses to the extent necessary to prevent the operating expenses of the Target Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding 1.20% for Class A, 0.85% for Class I, and 0.95% for Class Y of the Fund’s average daily net assets per year until May 1, 2026. During such time, the expense limitation is expected to continue until the Board acts to discontinue all or a portion of such expense limitation.
4 The Adviser will pay all expenses of the Acquiring Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2027.

5261495v.8

Expense Example

These examples are meant to help you compare the cost of investing in the Acquiring Fund with the cost of investing in the corresponding Target Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem all of your shares at the end of these periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, and applies fee waivers and/ or expense reimbursements, if any, that are or will be in effect for the Target Fund and the Acquiring Fund for the periods indicated above under “Annual Fund Operating Expenses.” Sales loads have been included for Class A Shares. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares. Although your actual expenses may be higher or lower, based on these assumptions, your costs would be:

Target Fund –Emerging Markets Bond Fund	1 Year	3 Years	5 Years	10 Years
Class A	$691	$1,061	$1,454	$2,551
Class I	$88	$384	$701	$1,602
Class Y	$98	$385	$693	$1,569
Pro Forma — Acquiring Fund after Reorganization (VanEck Emerging Markets Bond ETF)	$78	$243	$422	$942
What are the Funds’ dividend payment policies and pricing arrangements?
The dividend payment policies of the Funds are different with respect to the timing of dividends. Dividends from net investment income of the Target Fund are generally distributed monthly and any net realized capital gains (after any reductions for capital loss carryforwards) are distributed annually, typically in December. Dividends from net investment income of the Acquiring Fund and any net realized capital gains (after any reductions for capital loss carryforwards), if any, are distributed annually. The Funds intend to make distributions that may be taxed as ordinary income and capital gains (which may be taxable at different rates, depending on the length of time a Fund holds the assets). The Funds may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Funds.
The way that dividends are received differs between the Target Fund and Acquiring Fund. Shareholders of the Target Fund automatically receive all income dividends and capital gains distributions in additional shares of the Fund at NAV, unless electing a cash payment either on the original Account Application, or by calling Account Assistance at (800) 544-4653. Shareholders of the Acquiring Fund will receive all income dividends and capital gains distributions in cash, unless a shareholder’s broker provides an option for the reinvestment of dividends.

5261495v.8

The Target Fund and Acquiring Fund have substantially the same procedures for calculating their share prices and valuing their portfolio securities. The Funds determine their NAV per share after the close of the NYSE (normally, 4:00 p.m., Eastern Time). The Funds will not be priced on days that the NYSE is closed for trading. The Trust has adopted substantially the same policies and procedures for valuing the Funds’ portfolio assets. For more information about the Acquiring Fund’s pricing procedures, you may refer to the Acquiring Fund Prospectus, which accompanies this Information Statement/Prospectus, under the section titled “Valuation of Shares.”
Who manages the Funds?
The Board has responsibility for the general oversight of the management of the Target Fund and Acquiring Fund, including general supervision of the Adviser and other service providers, but is not involved in the day-to-day management of the Trust.
Under the terms of an investment management agreements between the Trust and VEAC with respect to the Target Fund and Acquiring Fund (the “Investment Management Agreements”), VEAC serves as the adviser to the Funds and, subject to the supervision of the Board, is responsible for the day-to-day investment management of the Fund. As of June 30 , 2025, VEAC managed approximately $132.93 billion in assets. VEAC has been an investment adviser since 1955 and also acts as adviser or sub-adviser to mutual funds, other ETFs, other pooled investment vehicles and separate accounts. VEAC’s principal business address is 666 Third Avenue, 9th Floor, New York, New York 10017. Pursuant to the Investment Management Agreements, the Adviser is responsible for all expenses of the Acquiring Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Offering costs excluded from the annual unitary management fee are: (a) legal fees pertaining to the Acquiring Fund’s shares offered for sale, (b) SEC and state registration fees; and (c) initial fees paid for shares of the Acquiring Fund to be listed on an exchange. Notwithstanding the foregoing, the Adviser has agreed to pay all such offering costs until at least May 1, 2027. For its services to the Acquiring Fund, the Acquiring Fund has agreed to pay the Adviser an annual unitary management fee equal to 0.75% of its average daily net assets. The Target Fund pays a management fee at the annual rate of: (i) 0.80% of the first $1.5 billion of average daily net assets of the Predecessor Fund and (ii) 0.75% of average daily net assets in excess of $1.5 billion. For the fiscal year ended December 31, 2024, the Target Fund paid total investment advisory compensation (net of fee waivers, if applicable) amounting to 0.80% of the Target Fund's average daily net assets.
Eric Fine has been Portfolio Manager of the Target Fund since 2012 and will continue to serve as portfolio manager of the Acquiring Fund. David Austerweil has been Deputy Portfolio Manager of the Target Fund since 2014 and will continue to serve as portfolio manager of the Acquiring Fund.
Manager of Managers Structure. The Adviser and the Trust may rely on an exemptive order (the “Order”) from the SEC that permits the Adviser to enter into investment sub-advisory agreements with unaffiliated sub-advisers without obtaining shareholder approval. The Adviser, subject to the review and approval of the Board , may select one or more sub- advisers for the Fund and supervise, monitor and evaluate the performance of each sub-adviser.

5261495v.8

The Order also permits the Adviser, subject to the approval of the Board , to replace sub-advisers and amend investment sub-advisory agreements, including applicable fee arrangements, without shareholder approval whenever the Adviser and the Board believe such action will benefit the Fund and its shareholders. The Adviser thus would have the responsibility (subject to the oversight of the Board ) to recommend the hiring and replacement of sub-advisers as well as the discretion to terminate any sub-adviser and reallocate the Fund’s assets for management among any other sub-adviser(s) and itself. This means that the Adviser would be able to reduce the sub-advisory fees and retain a larger portion of the management fee, or increase the sub-advisory fees and retain a smaller portion of the management fee. The Adviser would compensate each sub-adviser out of its management fee.
INFORMATION ABOUT THE REORGANIZATION
Reasons for the Reorganization
VEAC proposed that the Target Fund be reorganized into the Acquiring Fund because the ETF structure of the Acquiring Fund may provide benefits with respect to (i) tax and operational efficiencies such as the management of capital gains distributions that may allow for potentially greater tax efficiency and (ii) wider potential distribution and adoption that will potentially attract new investors to the Acquiring Fund. An increase in asset size of the Acquiring Fund will allow Acquiring Fund expenses to be spread over a larger asset base and potentially create economies of scale. The Target Fund is managed to seek total return, consisting of income and capital appreciation by investing in emerging market debt securities. VEAC estimates that, currently, approximately 80% of the Target Fund’s assets are issued by entities located in countries that allow for settlement of securities transactions on an in-kind basis. The mechanics of the creation and redemption process for ETFs allows ETFs to acquire securities in-kind and redeem securities in-kind generally reducing the realization of capital gains by the ETFs for the same process. As a result, shareholders in an ETF are largely only subject to capital gains on their investment in the ETF after they sell their ETF shares. In contrast, in a mutual fund, when portfolio securities are sold, either to rebalance the mutual fund’s holdings or to raise cash for redemptions, the sale can create capital gains that impact all taxable shareholders of the mutual fund.
The Acquiring Fund will pursue the same investment objective and investment strategies as the Target Fund but have the risks and benefits of operating in the in the ETF structure. VEAC will continue as the investment adviser of the Acquiring Fund after the Reorganization and no change in portfolio managers will result from the Reorganization. In addition, the Acquiring Fund will experience lower management fee rates and, therefore, is expected to experience lower overall operating expenses as compared to the Target Fund. The Board recognizes that as shareholders of an ETF after the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and selling Fund shares that the shareholders did not experience as mutual fund shareholders. However, the Board believes that the benefits of the ETF structure outweigh these costs.
The Board considered the Reorganization and approved the Plan with respect to the Target Fund and the Acquiring Fund. In considering the Plan, the Board requested and received detailed information from the officers of the Trust, and representatives of VEAC regarding the Reorganization, including: (1) the specific terms of the Plan; (2) the investment objectives, investment strategies, and investment policies of the Target Fund and Acquiring Fund; (3) comparative data analyzing the fees and expenses of the Funds; (4) the proposed plans for

5261495v.8

ongoing management, distribution, and operation of the Acquiring Fund; (5) the management, financial position, and business of VEAC and its affiliates; and (6) the impact of the Reorganization on the Target Fund and its shareholders.
With respect to the information listed above, the Board considered that, among other information: (1) the Plan was designed to be a tax-free reorganization and the shares of the Acquiring Fund that would be received by the shareholders of the Target Fund in the exchange will be equal in aggregate NAV to the aggregate NAV of their shares of the Target Fund as of the closing date of the Reorganization; (2) the investment objectives, strategies and policies of the Target Fund and Acquiring Fund are identical; (3) the Acquiring Fund’s management fee is lower than the Target Fund’s management fee and, therefore, the Acquiring Fund is expected to experience lower overall expenses as the Target Fund; (4) the plans for the ongoing management, distribution, and operation of the Acquiring Fund as an ETF will benefit tax conscious shareholders and contribute to the strategies of the Fund; and (5) VEAC is the adviser of both the Target Fund and Acquiring Fund and the terms of the investment management agreements are materially the same. The Board also considered that the Reorganization met the conditions under Rule 17a-8 under the 1940 Act to be consummated without the vote of shareholders of the Target Fund or Acquiring Fund.
In approving the Reorganization with respect to the Target Fund, the Board, including all of the Independent Trustees, determined that (i) participation in the Reorganization is in the best interest of the Target Fund’s shareholders, and (ii) the interests of the Target Fund’s shareholders will not be diluted as a result of the Reorganization.
In making these determinations, the Board, including all of the Independent Trustees, considered a number of factors, including the potential benefits and costs of the Reorganization to the shareholders of the Target Fund. These considerations included the following:
•Lower Expenses. The total expense ratio of the Acquiring Fund will be lower than the expense ratio of the Target Fund’s share classes. In addition, the proposed Unitary Fee for the Acquiring Fund will benefit shareholders because the Adviser will be obligated under the investment management agreement to pay the Acquiring Fund’s ordinary operating expenses, with limited exceptions, without any increase in the Investment Manager’s management fee. This obligation to bear fund expenses would be part of the Acquiring Fund’s investment management agreement with VEAC and, therefore, could not be changed without approval of the Acquiring Fund’s shareholders.
•Acquiring Fund will be Managed in a Substantially Similar Manner to the Target Fund. Management believes that it would be able to manage the Target Fund’s investment strategies equally effectively in an ETF structure and without material portfolio changes. The Acquiring Fund will have the same investment goals and investment strategies as the Target Fund.
•Same Adviser and Portfolio Managers. The same investment adviser and portfolio managers that currently manage the Target Fund are expected to manage the Acquiring Fund following the closing of the Reorganization.

5261495v.8

•ETFs Offer Certain Structural Advantages. The Board noted Management’s belief that converting the Target Fund into an ETF may provide some structural advantages. The ETF structure offers potential benefits to shareholders including: (1) more efficient portfolio management through the use of in-kind transactions, which may help reduce portfolio transaction costs and offer tax efficiencies; (2) less cash drag on performance because the Acquiring Fund is not required to buy back or redeem shares directly from retail shareholders and, as a result, the portfolio manager does not have to maintain a certain level of cash in order to maintain liquidity for redemptions; and (3) more flexible trading of ETF shares because investors have the ability to buy or sell ETF shares throughout the day at the current market price.
•ETF Tax Efficiency. The ETF structure presents certain tax efficiencies for investors over the traditional mutual fund structure. While the tax treatment of ETFs and mutual funds is the same, ETFs typically acquire securities from and deliver securities to Authorized Participants in the creation and redemption process on an in-kind basis and thereby often avoid the realization of taxable capital gains within the ETF. Accordingly, investors in an ETF typically are only subject to capital gains taxes on their investment in the ETF after they sell their ETF shares. In contrast, when portfolio securities are sold within a mutual fund, the sale can cause the recognition of capital gains within the mutual fund that generally would cause a taxable distribution to all shareholders of the mutual fund—even if the shareholders may have an unrealized loss on their overall mutual fund investment. As a result, shareholders of the Acquiring Fund may generally pay less in taxes than they would if they held similar investments in the Target Fund.
•Tax-Free Nature. The Reorganization is anticipated to be treated as a tax-free reorganization for federal income tax purposes. If this objective is accomplished, shareholders of the Target Fund will recognize no gains or losses on exchanging their Target Fund shares for Acquiring Fund shares; the Target Fund will recognize no gains or losses on the transfer of its assets to the Acquiring Fund; the Acquiring Fund will not recognize any gains or loss on receipt of the assets of the Target Fund; and the Acquiring Fund will acquire the Target Fund’s assets with its tax basis and tax holding periods carrying over. Shareholders of the Target Fund may recognize de minimis taxable gain pursuant to the cash payments for fractional shares.
•Ability to Retain Performance Track Record. The Acquiring Fund will be able to maintain the Target Fund’s performance track record, which will assist in marketing and distribution efforts. Following the Reorganization, the Target Fund would be the accounting survivor and the Acquiring Fund would assume the historical performance of the Target Fund.
Other factors the Board considered in connection with the Reorganization included:

5261495v.8

•Target Fund Shareholders’ Need for a Brokerage Account that May Hold ETF Shares. Shareholders of the Target Fund must have a brokerage account that is permitted to hold ETF shares in order to receive Acquiring Fund shares. The Target Fund shares of any Target Fund shareholder who does not have an appropriate brokerage account at the time of the Reorganization will have their Target Fund shares converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The conversion of Target Fund shares to cash may be subject to fees and expenses and will likely be a taxable event.
•There May Be Circumstances Where a Target Fund Shareholder Will Not Be Able to Hold ETF Shares. Omnibus retirement plan recordkeepers may not be able to include ETF shares on their platforms, and in such a case a retirement plan investor would likely redeem its Target Fund shares prior to the Reorganization.
•No Fractional Shares of the ETF. The Acquiring Fund does not issue fractional shares so fractional shares of the Target Fund held by a shareholder will be redeemed at net asset value in connection with the Reorganization. The proceeds of this redemption will result in a cash payment to those shareholders who own fractional shares of the Target Fund, which is expected to be de minimis and likely will likely be a taxable event to such shareholder.
•Cost of Reorganization are Borne Mostly by the Adviser. The Adviser will pay the costs of the Reorganization other than brokerage transaction costs for portfolio transactions.
•No Shareholder Vote Required. A vote of shareholders of the Target Fund is not required under the Trust’s governing documents or the 1940 Act.
Based upon their evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board, including all of the Independent Trustees, concluded that completing the Reorganization is in the best interests of the shareholders of the Target Fund and that no dilution of value would result to the shareholders of the Fund from the Reorganization.
INFORMATION ABOUT THE PLAN
This is only a summary of the Plan. You should read the form of Plan, which is attached as Exhibit A to this Information Statement/Prospectus, for complete information about the Reorganization.
How will the Reorganization be carried out?
The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The Trust will determine a specific date, called the “closing date,” on which the Reorganization will take place. Under the Plan, prior to the closing date, any

5261495v.8

fractional shares held by the shareholders will be redeemed and the Target Fund will distribute the redemption proceeds to those shareholders. In addition, Target Fund Shareholders who do not hold Target Fund shares through a brokerage account that can accept Acquiring Fund shares (“Cash-Out Shareholders”) will have their shares redeemed and will receive a distribution of cash equal to the net asset value of their Target Fund shares. The redemption of shareholders’ fractional shares and the conversion of Target Fund shares to cash for Cash-Out Shareholders will likely be a taxable event for such shareholders and those shareholders are encouraged to consult their tax advisors to determine the effect of any such redemption. Under the Plan, the Target Fund will transfer all of its assets and liabilities to the Acquiring Fund effective on the closing date, which is scheduled to occur immediately prior to the opening of business on October 6, 2025, but which may occur on an earlier or later date as the Trust may agree. In exchange, the Trust will issue shares of the Acquiring Fund that have a NAV equal to the dollar value of the aggregate assets delivered to the Acquiring Fund by the Target Fund. The Trust will distribute the Acquiring Fund shares it receives to the shareholders of the Target Fund. Each shareholder of the Target Fund will receive a number of Acquiring Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of the Target Fund (and cash in lieu of fractional shares, if any). As soon as reasonably practicable after the transfer of its assets, the Target Fund will then terminate its existence as a separate series of the Trust.
The Trust may amend the Plan to the extent permitted by law. The Trust may terminate or abandon the Plan for the Reorganization at any time before the Reorganization.
The Plan contains a number of conditions precedent that must occur before the Target Fund or Acquiring Fund is obligated to proceed with the Reorganization. One of these conditions requires that the Trust shall have received a tax opinion as described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for the Target Fund, the Acquiring Fund or their shareholders. The receipt of a tax opinion is a condition of the Reorganization that cannot be waived.
Although shareholder approval of the Reorganization is not required and VEAC does not anticipate that the Reorganization will be terminated, if the Reorganization is terminated, shareholders of the Target Fund would be notified of the change and the Target Fund would continue to operate as a series of the Trust.
Who will pay the costs of the Reorganization?
The Adviser will pay all of the costs and expenses resulting from the Reorganization other than brokerage transaction costs for portfolio transactions.
What are the tax consequences of the Reorganization?
The following is a general summary of some of the important U.S. federal income tax consequences of the Reorganization, and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the U.S. Internal Revenue Service (“IRS”) and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account, such as an individual retirement account (“IRA”) or qualified retirement plan.

5261495v.8

The Reorganization is intended to be a tax-free “reorganization” within the meaning of Section 368 of the Code for U.S. federal income tax purposes. As a condition to the consummation of the Reorganization, Stradley Ronon Stevens & Young, LLP will deliver an opinion (“Tax Opinion”) to the Trust to the effect that, based on the facts and assumptions stated therein (as well as certain representations made on behalf of the Target Fund and Acquiring Fund) and the existing U.S. federal income tax law, and conditioned on the Reorganization being completed in accordance with the Plan, for U.S. federal income tax purposes:
•The Reorganization will qualify as a “reorganization” (as defined in Section 368(a)(1)(F) of the Code), and each Fund will be a “party to a reorganization” (within the meaning of Section 368(b) of the Code) ;
•Neither Fund will recognize any gain or loss as a direct result of the Reorganization;
•The Target Fund’s shareholders will not recognize any gain or loss on the exchange of their Target Fund shares for the Acquiring Fund shares, except with respect to cash received in lieu of fractional shares, if any;
•The aggregate tax basis in Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will be the same as the aggregate tax basis in the Target Fund shares the shareholder holds immediately before the Reorganization (reduced by the amount of any tax basis allocable to a fractional share for which cash is received, if any). The holding period for Acquiring Fund shares that a Target Fund shareholder receives pursuant to the Reorganization will include the holding period for the Target Fund shares the shareholder holds immediately before the Reorganization, provided that the shareholder holds the shares as capital assets at the time of the Reorganization;
•The Acquiring Fund’s tax basis in each asset the Target Fund transfers to it will be the same as the Target Fund’s tax basis therein immediately before the Reorganization, and the Acquiring Fund’s holding period for each such asset will include the Target Fund’s holding period therefore (except where the Acquiring Fund’s investment activities have the effect of reducing or eliminating an asset’s holding period) immediately after the Reorganization; and
•The Reorganization will not result in the termination of the Target Fund’s taxable year and the Target Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the Acquiring Fund without limitation.
Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. Neither of the Funds have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization.
The Tax Opinion is not binding on the IRS or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Target Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each

5261495v.8

shareholder of the Target Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Fund shares and the fair market value of the shares of the Acquiring Fund it received.
The tax year of the Target Fund is expected to continue with the Acquiring Fund, and the capital gains, if any, resulting from portfolio turnover prior to the Reorganization will be carried over to the Acquiring Fund. If the Reorganization were to end the tax year of the Target Fund (which is not the intended or expected plan as of the date of this Information Statement/Prospectus), it would accelerate distributions to shareholders from the Target Fund for its short tax year ending on the Closing Date. Such distributions would be taxable and would include any capital gains resulting from portfolio turnover prior to the Reorganization. If determined necessary by the Funds, the Target Fund will declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, through the closing of the Reorganization.
General Limitation on Losses. Assuming the Reorganization qualifies as a tax-free reorganization, as expected, the Acquiring Fund will succeed to the tax attributes of the Target Fund upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Target Fund to offset its future realized capital gains, if any, for federal income tax purposes. The capital loss carryovers of the Target Fund will be available to offset future gains recognized by the combined Fund. Capital losses of a Fund arising in taxable years beginning after December 22, 2010 may be carried forward indefinitely to offset future capital gains. As of December 31, 2024, capital loss carry overs of the Target Fund were $32,533,758.
If, as is anticipated, at the time of the closing of the Reorganization, the Acquiring Fund has either no assets or de minimis assets incident to its organization, there will be no change of ownership of the Target Fund as a result of the Reorganization. Thus, the Reorganization of the Target Fund into the Acquiring Fund is not expected to result in any limitation on the use by the Acquiring Fund of the Target Fund’s capital loss carryovers, if any. However, the capital losses of the Acquiring Fund, as the successor in interest to the Target Fund, may subsequently become subject to an annual limitation as a result of sales of the Acquiring Fund shares or other reorganization transactions in which the Acquiring Fund might engage post-Reorganization.
The foregoing description of the U.S. federal income tax consequences of the Reorganization applies generally to shareholders who are not tax-exempt investors and does not take into account your particular facts and circumstances. Consult your own tax adviser about the effect of state, local, foreign, and other tax laws because this discussion only relates to U.S. federal income tax laws.
CAPITAL STRUCTURE AND SHAREHOLDER RIGHTS
The Target Fund and the Acquiring Fund are series of the Trust. The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on April 3, 1985. The operations of the Trust are governed by its Charter, Bylaws, and Massachusetts law. The Trust also must adhere to the 1940 Act, the rules and regulations promulgated by the Commission thereunder, and any applicable state securities laws.

5261495v.8

Following the Reorganization, shareholders of the Target Fund will receive shares of the Acquiring Fund equal in value to the shares of the Target Fund they hold. The Acquiring Fund shares will be credited to the Target Fund shareholder’s brokerage account and the shares of the Target Fund will be cancelled. If a shareholder does not have a brokerage account that can accommodate shares of an ETF at the time of the Reorganization of the Target Fund, the Acquiring Fund shares that a shareholder receives in the Reorganization will be converted to cash (subject to applicable federal or state laws concerning unclaimed property) and the cash proceeds sent to the accountholder of record. The conversion of the Acquiring Fund shares to cash may be subject to fees and expenses and will likely be a taxable event.
What are the capitalizations of the Funds?
    The following table sets forth the unaudited capitalization of the Target Fund and the Acquiring Fund as of December 31, 2024, and the unaudited pro forma combined capitalization of the Acquiring Fund as adjusted to give effect to the proposed Reorganization. There have been no material changes since December 31, 2024 that would impact the numbers in the capitalization table. The following example is the number of shares of the Acquiring Fund that would have been exchanged for the shares of the Target Fund if the Reorganization had been consummated, and does not reflect the number of shares or value of shares that would actually be received if the Reorganization, as described, occurs. Pro forma numbers are estimated in good faith and are hypothetical. Pro forma numbers do not reflect any potential liquidation of shareholders associated with the Reorganization or cash paid in lieu of fractional Acquiring Fund shares.

	Target Fund – Emerging Markets Bond Fund			Acquiring Fund – VanEck Emerging Markets Bond ETF(2)	Pro Forma Adjustments	Pro Forma – Acquiring Fund after Reorganization (estimated)
	Class(1)
	A	I	Y
Net assets	$8,448,654	$17,745,084	$46,012,271	N/A	$-(3)	$72,206,009(4)
Total shares outstanding	1,624,349	3,427,890	8,825,818	N/A	1,444,120(3)(5)	1,444,120
Net asset value per share^	$5.20	$5.18	$5.21	N/A	$50.00(5)	$50.00

(1) Holders of Class A, Class I, and Class Y shares will each receive shares of the Acquiring Fund upon closing of the Reorganization. The Acquiring Fund does not offer multiple share classes.
(2) The Acquiring Fund is a shell fund without any shares outstanding, and therefore, no estimated capitalization is available.
(3) No adjustments have been made with respect to the cost of the Reorganization because the Adviser will waive its fees and/or reimburse the Funds in an amount sufficient to offset the costs incurred by the Funds relating to the Reorganization. The costs of the Reorganization shall

5261495v.8

include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation and filing of the Registration Statement and printing and distribution of the Information Statement/Prospectus, legal fees, accounting fees, and securities registration fees. Brokerage fees and expenses related to the disposition and acquisition of assets (including any disposition to raise cash to pay redemption proceeds) that are incurred in the ordinary course of business will not be covered by the Adviser. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of Section 851 of the Code.
(4) Since shares of the Acquiring Fund are not issued in fractional shares and, as a result, cash will be paid to shareholders in connection with the Reorganization in lieu of fractional shares, the Net Assets of the Acquiring Fund upon consummation of the Reorganization may be less than that of the Target Fund.
(5) Figure represents the number of shares that would be issued by the Acquiring Fund in order to have a starting NAV of $50.00 per share.
^ Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

The information in the capitalization table above is for informational purposes only. There is no assurance that the Reorganization will be consummated. Moreover, if consummated, the capitalization of the Target Fund and Acquiring Fund is likely to be different at the closing date as a result of daily share purchase and redemption activity in the Target Fund. Accordingly, the foregoing should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received on or after such date.
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND
AND TARGET FUND
Comparison of the Funds’ Investment Objectives and Principal Investment Strategies
The following summarizes the investment objectives and principal investment strategies of the Target Fund and Acquiring Fund. Further information about the Target Fund’s and Acquiring Fund’s investment objectives and strategies are contained in prospectuses and SAIs of the Target Fund and Acquiring Fund, which are on file with the SEC. The prospectuses, as supplemented to date, of the Target Fund and Acquiring Fund are also incorporated herein by reference.
The investment objectives of the Funds are identical. The investment objective of the Target Fund and Acquiring Fund is to seek total return, consisting of income and capital appreciation.
The Target Fund and Acquiring Fund employ the same principal investment strategies in seeking to achieve their respective objectives.
Under normal conditions, the Target Fund and Acquiring Fund invest at least 80% of their net assets in emerging market debt securities. An instrument will qualify as an emerging market debt security if it is either (i) issued by an emerging market government, quasi-government or corporate entity (regardless of the currency in which it is denominated) or (ii) denominated in the currency of an emerging market country (regardless of the location of the issuer). The Target

5261495v.8

Fund and Acquiring Fund may also invest in non-emerging market debt securities. The Target Fund and Acquiring Fund may also invest in debt securities rated below investment grade (“junk bonds”). The Target Fund and Acquiring Fund are considered to be “non-diversified” which means that they may invest a larger portion of their assets in a single issuer. The Target Fund and Acquiring Fund may engage in active and frequent trading of portfolio securities.
The Target Fund and Acquiring Fund invest in debt issued in emerging market and developed market currencies by governments and government-owned, controlled, or related entities (and their agencies and subdivisions), and by corporations. The Target Fund and Acquiring Fund may invest in corporate bonds, debentures, notes, commercial paper, time deposits, and certificates of deposit, as well as debt obligations, which may have a call on a common stock or commodity .
The Target Fund and Acquiring Fund may also invest in emerging market or developed market currencies. The Target Fund and Acquiring Fund may use derivative instruments denominated in any currency to enhance return, hedge (or protect) the value of their assets against adverse movements in commodity prices, currency exchange rates, interest rates and movements in the securities markets, manage certain investment risks and/or as a substitute for the purchase or sale of securities, currencies or commodities. The Target Fund and Acquiring Fund may also use derivative instruments to implement “cross-hedging” strategies, which involve the use of one currency to hedge against the decline in the value of another currency, or to hedge the value of a currency that is embedded in the value of another currency (for example, the value of the Euro that may be embedded in the Polish zloty). The Target Fund and Acquiring Fund expect to use forward currency contracts; futures on securities, indices, currencies, commodities, swaps and other investments; options; and interest rate swaps, cross-currency swaps, total return swaps and credit default swaps. The Target Fund and Acquiring Fund may also invest in credit-linked notes. Credit-linked notes are typically issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. The notional value of a cash-settled forward currency contract or other derivative instrument on an emerging market currency (or a currency that is embedded in an emerging market currency) or security (including any security that is a reference security for a credit default swap) will be treated as an emerging market debt security for purposes of complying with the Target Fund and Acquiring Fund’s policy of investing at least 80% of its net assets in emerging market debt securities.
The Adviser has broad discretion to identify countries that it considers to qualify as emerging markets. The Adviser selects emerging market countries and currencies that the Target Fund and Acquiring Fund will invest in based on the Adviser’s evaluation of economic fundamentals, legal structure, political developments and other specific factors the Adviser believes to be relevant. The Target Fund’s and Acquiring Fund’s investment strategy normalizes countries’ economic fundamentals and compares them to the valuations of the relevant asset prices, particularly the relevant currency’s valuation, the relevant currency’s interest rate, and the relevant hard-currency security’s credit spread. The analysis of financially material risks and opportunities related to ESG (i.e. Environmental, Social and Governance) factors is a component of the overall investment process. ESG considerations can affect the Adviser’s fundamental assessment of a company or country. The Target Fund and Acquiring Fund may invest in instruments whose return is based on the return of an emerging market security such

5261495v.8

as a derivative instrument, rather than investing directly in emerging market securities. The Fund may sell or reduce positions at any time, including when they no longer meet its investment criteria as described herein.
The Target Fund’s and Acquiring Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (including funds focused on single countries) that invest in emerging countries, depositary receipts, and similar types of investments, representing emerging market debt securities. The Target Fund and Acquiring Fund may purchase securities of any maturity or duration. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. By way of example, the price of a bond fund with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.
The Target Fund and Acquiring Fund may invest up to 20% of their net assets in securities issued by other investment companies (each an “Underlying Fund”), including other ETFs. The Target Fund and Acquiring Fund may also invest in money market funds, but these investments are not subject to this limitation. The Target Fund and Acquiring Fund may invest in ETFs to participate in, or gain exposure to, certain market sectors, or when direct investments in certain countries are not permitted or available. The Fund may also invest in restricted securities, including Rule 144A securities.
Comparison of the Funds’ Principal Risks
The risks associated with an investment in the Target Fund and Acquiring Fund are identical, except that the Acquiring Fund is subject to certain risks unique to operating as an ETF. Below the principal risks for the Target Fund and Acquiring Fund are identified followed by a description of each risk.
The Target Fund and Acquiring Fund are both subject to the following risks: Active Management Risk, Credit Risk, Credit-Linked Notes Risk, Currency Management Strategies Risk, Derivatives Risk, Emerging Market Issuers Risk, Securities Market Risk, Political and Economic Risk, Investment and Repatriation Restrictions Risk, Limited Disclosure About Emerging Market Issuers Risk, Foreign Currency Risk Considerations, Operational and Settlement Risk, Corporate and Securities Laws Risk, ESG Investing Strategy Risk, Foreign Currency Risk, Foreign Securities Risk, Hedging Risk, High Portfolio Turnover Risk, High Yield Securities Risk, Interest Rate Risk, Market Risk, Non-Diversified Risk, Operational Risk, Restricted Securities Risk, Risk of Investing in Other Funds, Sovereign Bond Risk, Special Risk Considerations of Investing in African Issuers, Special Risk Considerations of Investing in Asian Issuers and Special Risk Considerations of Investing in Latin American Issuers.
Additionally, the Acquiring Fund is subject to Authorized Participant Concentration Risk, No Guarantee of Active Trading Market Risk, Trading Issues Risk, Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares and Cash Transactions Risk.

5261495v.8

Description of Risks
Active Management Risk. In managing the Fund’s portfolio, the Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. Investment decisions made by the Adviser in seeking to achieve the Fund’s investment objective may cause a decline in the value of the investments held by the Fund and, in turn, cause the Fund’s shares to lose value or underperform other funds with similar investment objectives.

Credit Risk. Credit risk refers to the possibility that the issuer or guarantor of a security will be unable and/or unwilling to honor its payment obligations and/or default completely on securities. The Fund’s securities are subject to varying degrees of credit risk, depending on the issuer’s financial condition and on the terms of the securities, which may be reflected in credit ratings. There is a possibility that the credit rating of a security may be downgraded after purchase or the perception of an issuer’s creditworthiness may decline, which may adversely affect the value of the security. Lower credit quality may also affect liquidity and make it difficult for the Fund to sell the security.

Credit-Linked Notes Risk. When it buys a credit-linked note, the Fund assumes the risk of default by the issuer and the underlying reference asset or entity. If the underlying investment defaults, the payments and principal received by the Fund will be reduced or eliminated. Also, in the event the issuer defaults or there is a credit event that relates to the reference asset, the recovery rate generally is less than the Fund’s initial investment, and the Fund may lose money.

Currency Management Strategies Risk. Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Adviser anticipates.

Derivatives Risk. Derivatives and other similar instruments (referred to collectively as “derivatives”) are financial instruments whose values are based on the value of one or more reference assets or indicators, such as a security, currency, interest rate, or index. The Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying asset or indicator, a derivative typically does not carry the same rights as would be the case if the Fund invested directly in the underlying securities, currencies or other assets.

Derivatives are subject to a number of risks, such as potential changes in value in response to market developments or, in the case of “over-the-counter” derivatives, as a result of a counterparty’s credit quality and the risk that a derivative transaction may not have the effect the Adviser anticipated. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not achieve the desired correlation with the underlying asset or indicator. Derivative transactions can create investment leverage and may be highly volatile, and the Fund could lose more than the amount it invests. The use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund.

5261495v.8

Many derivative transactions are entered into “over-the-counter” without a central clearinghouse; as a result, the value of such a derivative transaction will depend on, among other factors, the ability and the willingness of the Fund’s counterparty to perform its obligations under the transaction. If a counterparty were to default on its obligations, the Fund’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Fund’s rights as a creditor (e.g., the Fund may not receive the net amount of payments that it is contractually entitled to receive). Counterparty risk also refers to the related risks of having concentrated exposure to such a counterparty. A liquid secondary market may not always exist for the Fund’s derivative positions at any time, and the Fund may not be able to initiate or liquidate a swap position at an advantageous time or price, which may result in significant losses. The Fund may also face the risk that it may not be able to meet margin and payment requirements and maintain a derivatives position.

Derivatives are also subject to operational and legal risks. Operational risk generally refers to risk related to potential operational issues, including documentation issues, settlement issues, system failures, inadequate controls, and human errors. Legal risk generally refers to insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Emerging Market Issuers Risk. Investments in securities of emerging market issuers involve risks not typically associated with investments in securities of issuers in more developed countries that may negatively affect the value of your investment in the Fund. Such heightened risks may include, among others, expropriation, nationalization and/or confiscation of assets and property, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, the impact on the economy as a result of civil war, crime (including drug violence) and social instability as a result of religious, ethnic and/or socioeconomic unrest. Issuers in certain emerging market countries are subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are issuers in more developed markets, and therefore, all material information may not be available or reliable. Emerging markets are also more likely than developed markets to experience problems with the clearing and settling of trades, as well as the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets may make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Local agents are held only to the standards of care of their local markets. In general, the less developed a country’s securities markets are, the greater the likelihood of custody problems. Additionally, each of the factors described below could have a negative impact on the Fund’s performance and increase the volatility of the Fund.

Securities Market Risk. Securities markets in emerging market countries are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries. Securities markets in emerging market countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment by the Fund. This will affect the rate at which the Fund is able to invest in emerging market countries, the purchase and sale prices for such securities and the

5261495v.8

timing of purchases and sales. Emerging markets can experience high rates of inflation, deflation and currency devaluation. The prices of certain securities listed on securities markets in emerging market countries have been subject to sharp fluctuations and sudden declines, and no assurance can be given as to the future performance of listed securities in general. Volatility of prices may be greater than in more developed securities markets. Moreover, securities markets in emerging market countries may be closed for extended periods of time or trading on securities markets may be suspended altogether due to political or civil unrest. Market volatility may also be heightened by the actions of a small number of investors. Brokerage firms in emerging market countries may be fewer in number and less established than brokerage firms in more developed markets. Since the Fund may need to effect securities transactions through these brokerage firms, the Fund is subject to the risk that these brokerage firms will not be able to fulfill their obligations to the Fund. This risk is magnified to the extent the Fund effects securities transactions through a single brokerage firm or a small number of brokerage firms. In addition, the infrastructure for the safe custody of securities and for purchasing and selling securities, settling trades, collecting dividends, initiating corporate actions, and following corporate activity is not as well developed in emerging market countries as is the case in certain more developed markets.

Political and Economic Risk. Certain emerging market countries have historically been subject to political instability and their prospects are tied to the continuation of economic and political liberalization in the region. Instability may result from factors such as government or military intervention in decision making, terrorism, civil unrest, extremism or hostilities between neighboring countries. Any of these factors, including an outbreak of hostilities could negatively impact the Fund’s returns. Limited political and democratic freedoms in emerging market countries might cause significant social unrest. These factors may have a significant adverse effect on an emerging market country’s economy.

Many emerging market countries may be heavily dependent upon international trade and, consequently, may continue to be negatively affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which it trades. They also have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

In addition, commodities (such as oil, gas and minerals) represent a significant percentage of certain emerging market countries’ exports and these economies are particularly sensitive to fluctuations in commodity prices. Adverse economic events in one country may have a significant adverse effect on other countries of this region. In addition, most emerging market countries have experienced, at one time or another, severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth.

Although inflation in many countries has lessened, there is no guarantee it will remain at lower levels. The political history of certain emerging market countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region.

5261495v.8

Also, from time to time, certain issuers located in emerging market countries in which the Fund invests may operate in, or have dealings with, countries subject to sanctions and/or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As a result, an issuer may sustain damage to its reputation if it is identified as an issuer which operates in, or has dealings with, such countries. The Fund, as an investor in such issuers, will be indirectly subject to those risks.

The economies of one or more countries in which the Fund may invest may be in various states of transition from a planned economy to a more market oriented economy. The economies of such countries differ from the economies of most developed countries in many respects, including levels of government involvement, states of development, growth rates, control of foreign exchange and allocation of resources. Economic growth in these economies may be uneven both geographically and among various sectors of their economies and may also be accompanied by periods of high inflation. Political changes, social instability and adverse diplomatic developments in these countries could result in the imposition of additional government restrictions, including expropriation of assets, confiscatory taxes or nationalization of some or all of the property held by the underlying issuers of securities of emerging market issuers. There is no guarantee that the governments of these countries will not revert back to some form of planned or non-market oriented economy, and such governments continue to be active participants in many economic sectors through ownership positions and regulation. The allocation of resources in such countries is subject to a high level of government control. Such countries’ governments may strictly regulate the payment of foreign currency denominated obligations and set monetary policy. Through their policies, these governments may provide preferential treatment to particular industries or companies. The policies set by the government of one of these countries could have a substantial effect on that country’s economy.

Investment and Repatriation Restrictions Risk. The government in an emerging market country may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in such emerging market countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in emerging market countries and may inhibit the Fund’s ability to meet its investment objective. In addition, the Fund may not be able to buy or sell securities or receive full value for such securities. Moreover, certain emerging market countries may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer; may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of such emerging market countries; and/or may impose additional taxes on foreign investors. A delay in obtaining a required government approval or a license would delay investments in those emerging market countries, and, as a result, the Fund may not be able to invest in certain securities while approval is pending. The government of certain emerging market countries may also withdraw or decline to renew a license that enables the Fund to invest in such country. These factors make investing in issuers located or operating in emerging market countries significantly riskier than investing in issuers located or operating in more

5261495v.8

developed countries, and any one of them could cause a decline in the net asset value of the Fund.

Additionally, investments in issuers located in certain emerging market countries may be subject to a greater degree of risk associated with governmental approval in connection with the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Moreover, there is the risk that if the balance of payments in an emerging market country declines, the government of such country may impose temporary restrictions on foreign capital remittances. Consequently, the Fund could be adversely affected by delays in, or a refusal to grant, required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Furthermore, investments in emerging market countries may require the Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Limited Disclosure About Emerging Market Issuers Risk. Issuers located or operating in emerging market countries are not subject to the same rules and regulations as issuers located or operating in more developed countries. Therefore, there may be less financial and other information publicly available with regard to issuers located or operating in emerging market countries and such issuers are not subject to the uniform accounting, auditing and financial reporting standards applicable to issuers located or operating in more developed countries.

Foreign Currency Risk Considerations. The Fund’s assets that are invested in securities of issuers in emerging market countries will generally be denominated in foreign currencies, and the proceeds received by the Fund from these investments may be denominated in foreign currencies. The value of an emerging market country’s currency may be subject to a high degree of fluctuation. This fluctuation may be due to changes in interest rates, the effects of monetary policies issued by the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The economies of certain emerging market countries can be significantly affected by currency devaluations. Certain emerging market countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors.

The Fund’s exposure to an emerging market country’s currency and changes in value of such foreign currencies versus the U.S. dollar may reduce the Fund’s investment performance and the value of your investment in the Fund. Meanwhile, the Fund will compute and expects to distribute its income in U.S. dollars, and the computation of income will be made on the date that the income is earned by the Fund at the foreign exchange rate in effect on that date. Therefore, if the value of the respective emerging market country’s currency falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the relevant emerging market country’s currency to U.S. dollars, the Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Code . The liquidation of investments, if required, could be at

5261495v.8

disadvantageous prices or otherwise have an adverse impact on the Fund’s performance.

Certain emerging market countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many such currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies. Furthermore, if permitted, the Fund may incur costs in connection with conversions between U.S. dollars and an emerging market country’s currency. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.

Operational and Settlement Risk. In addition to having less developed securities markets, emerging market countries have less developed custody and settlement practices than certain developed countries. Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Banks in emerging market countries that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain emerging market countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems in emerging market countries may be less organized than in other developed markets, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures of or defects in the systems. Under the laws in many emerging market countries, the Fund may be required to release local shares before receiving cash payment or may be required to make cash payment prior to receiving local shares, creating a risk that the Fund may surrender cash or securities without ever receiving securities or cash from the other party. Settlement systems in emerging market countries also have a higher risk of failed trades and back to back settlements may not be possible. The Fund may not be able to convert a foreign currency to U.S. dollars in time for the settlement of redemption requests. In the event that the Fund is not able to convert the foreign currency to U.S. dollars in time for settlement, which may occur as a result of the delays described above, the Fund may be required to liquidate certain investments and/or borrow money in order to fund such redemption. The liquidation of investments, if required, could be at disadvantageous prices or otherwise have an adverse impact on the Fund’s performance (e.g., by causing the Fund to overweight foreign currency denominated holdings and underweight other holdings which were sold to fund redemptions). In addition, the Fund will incur interest expense on any borrowings and the borrowings will cause the Fund to be leveraged, which may magnify gains and losses on its investments.

In certain emerging market countries, the marketability of investments may be limited due to the restricted opening hours of trading exchanges, and a relatively high proportion

5261495v.8

of market value may be concentrated in the hands of a relatively small number of investors. In addition, because certain emerging market countries’ trading exchanges on which the Fund’s portfolio securities may trade are open when the relevant exchanges are closed, the Fund may be subject to heightened risk associated with market movements. Trading volume may be lower on certain emerging market countries’ trading exchanges than on more developed securities markets and securities may be generally less liquid. The infrastructure for clearing, settlement and registration on the primary and secondary markets of certain emerging market countries are less developed than in certain other markets and under certain circumstances this may result in the Fund experiencing delays in settling and/or registering transactions in the markets in which it invests, particularly if the growth of foreign and domestic investment in certain emerging market countries places an undue burden on such investment infrastructure. Such delays could affect the speed with which the Fund can transmit redemption proceeds and may inhibit the initiation and realization of investment opportunities at optimum times.

Certain issuers in emerging market countries may utilize share blocking schemes. Share blocking refers to a practice, in certain foreign markets, where voting rights related to an issuer’s securities are predicated on these securities being blocked from trading at the custodian or sub-custodian level for a period of time around a shareholder meeting. These restrictions have the effect of barring the purchase and sale of certain voting securities within a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders will be taken. Share blocking may prevent the Fund from buying or selling securities for a period of time. During the time that shares are blocked, trades in such securities will not settle. The blocking period can last up to several weeks. The process for having a blocking restriction lifted can be quite onerous with the particular requirements varying widely by country. In addition, in certain countries, the block cannot be removed. As a result of the ramifications of voting ballots in markets that allow share blocking, the Adviser, on behalf of the Fund, reserves the right to abstain from voting proxies in those markets.

Corporate and Securities Laws Risk. Securities laws in emerging market countries are relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and securityholders’ rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which emerging market issuers are subject may be less advanced than those systems to which issuers located in more developed countries are subject, and therefore, securityholders of issuers located in emerging market countries may not receive many of the protections available to securityholders of issuers located in more developed countries. In circumstances where adequate laws and securityholders’ rights exist, it may not be possible to obtain swift and equitable enforcement of the law. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. The Fund has limited rights and few practical remedies in emerging markets and the ability of U.S. authorities to bring enforcement actions in emerging markets may be limited.

ESG Investing Strategy Risk. The Fund’s ESG strategy could cause it to perform differently compared to funds that do not have an ESG focus. The Fund’s ESG strategy may result in the

5261495v.8

Fund investing in securities or industry sectors that underperform other securities or underperform the market as a whole. The Fund is also subject to the risk that the companies represented in the Fund do not operate as expected when addressing ESG issues. Additionally, the valuation model used for identifying ESG companies may not perform as intended, which may adversely affect an investment in the Fund. Regulatory changes or interpretations regarding the definitions and/or use of ESG criteria could have a material adverse effect on the Fund’s ability to implement its ESG strategy.

Foreign Currency Risk. Because all or a portion of the income received by the Fund from its investments and/or the revenues received by the underlying issuers will generally be denominated in foreign currencies, the Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. The Fund may also (directly or indirectly) incur costs in connection with conversions between U.S. dollars and foreign currencies.

Foreign Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments. Foreign market trading hours, clearance and settlement procedures, and holiday schedules may limit the Fund's ability to buy and sell securities.

Hedging Risk. Losses or gains generated by a derivative or other instrument or practice used by the Fund for hedging purposes (including for hedging interest rate risk and credit risk) should be substantially offset by gains or losses on the hedged investment. However, the Fund is exposed to the risk that changes in the value of a hedging instrument will not match those of the investment being hedged.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.

High Yield Securities Risk. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities, resulting in increased volatility of their market prices and a corresponding volatility in the Fund’s net asset value. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial

5261495v.8

stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for high yield securities may be less liquid than the markets for higher quality securities, and high yield securities issued by non-corporate issuers may be less liquid than high yield securities issued by corporate issuers. Illiquidity may have an adverse effect on the market prices of and the Fund’s ability to arrive at a fair value for certain securities when it seeks to do so. In addition, periods of economic uncertainty and change may result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund's net asset value.

Interest Rate Risk. Debt securities and preferred securities are subject to interest rate risk. Interest rate risk refers to fluctuations in the value of a security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most debt securities and certain preferred securities go down. When the general level of interest rates goes down, the prices of most debt securities go up. Many factors can cause interest rates to rise, including central bank monetary policy, rising inflation rates and general economic conditions. Debt securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than debt securities, such as bonds, with shorter durations. A substantial investment by the Fund in debt securities with longer-term maturities during periods of rising interest rates may cause the value of the Fund’s investments to decline significantly. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. It is difficult to predict the magnitude, timing or direction of interest rate changes and the impact these changes will have on the markets in which the Fund invests.

Market Risk. The prices of securities are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts, social unrest, recessions, inflation, interest rate changes, supply chain disruptions, embargoes, tariffs, sanctions and other trade barriers) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. Overall securities values could decline generally or underperform other investments. An investment may lose money.

Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act . The Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value and may make the Fund more volatile than more diversified funds. The Fund may be particularly vulnerable to this risk if it is comprised of a limited number of investments.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or system failures.

5261495v.8

Restricted Securities Risk. The Fund may hold securities that are restricted as to resale under the U.S. Federal securities laws, such as securities in certain privately held companies. Such securities may be highly illiquid and their values may experience significant volatility. Restricted securities may be difficult to value.

Risk of Investing in Other Funds. The Fund may invest in shares of other funds, including ETFs. As a result, the Fund will indirectly be exposed to the risks of an investment in the underlying funds. As a shareholder in a fund, the Fund would bear its ratable share of that entity’s expenses. At the same time, the Fund would continue to pay its own investment management fees and other expenses. As a result, the Fund and its shareholders will be absorbing additional levels of fees with respect to investments in other funds, including ETFs. The Fund is subject to the conditions set forth in provisions of the 1940 Act that limit the amount that the Fund and its affiliates, in the aggregate, can invest in the outstanding voting securities of any one investment company.

Sovereign Bond Risk. Investment in sovereign bonds involves special risks not present in corporate bonds. The governmental authority that controls the repayment of the bond may be unable or unwilling to make interest payments and/or repay the principal on its debt or to otherwise honor its obligations. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited recourse against the issuer. During periods of economic uncertainty, the market prices of sovereign bonds, and the Fund’s net asset value, may be more volatile than prices of corporate bonds, which may result in losses. In the past, certain governments of emerging market countries have declared themselves unable to meet their financial obligations on a timely basis, which has resulted in losses for holders of sovereign bonds.

Special Risk Considerations of Investing in African Issuers. Investments in securities of African issuers, including issuers located outside of Africa that generate significant revenues from Africa, involve risks and special considerations not typically associated with investments in the U.S. securities markets. Such heightened risks include, among others, expropriation and/or nationalization of assets, restrictions on and government intervention in international trade, confiscatory taxation, political instability, including authoritarian and/or military involvement in governmental decision making, armed conflict, terrorism, infectious disease outbreaks, strained international relations related to border disputes, the impact on the economy as a result of civil war, and social instability as a result of religious, ethnic and/or socioeconomic unrest and, in certain countries, genocidal warfare. Unanticipated political or social developments may result in sudden and significant investment losses. Additionally, Africa is located in a part of the world that has historically been prone to natural disasters, such as droughts, and is economically sensitive to environmental events.

The securities markets in Africa are underdeveloped and are often considered to be less correlated to global economic cycles than those markets located in more developed countries or geographic regions. A subset of African emerging market countries are considered to be “frontier markets.” Frontier market countries generally have smaller economies and less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. As a result, securities markets in Africa are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations, uncertainty

5261495v.8

regarding the existence of trading markets, governmental control and heavy regulation of labor and industry. There may also be a high concentration of trading volume in a small number of issuers, investors and financial intermediaries representing a limited number of sectors or industries. Moreover, trading on securities markets may be suspended altogether.

Certain economies in African countries depend to a significant degree upon exports of primary commodities such as agricultural products, gold, silver, copper, diamonds and oil. These economies therefore are vulnerable to changes in commodity prices, which in turn may be affected by a variety of factors.

Certain governments in Africa may restrict or control to varying degrees the ability of foreign investors to invest in securities of issuers located or operating in those countries. These restrictions and/or controls may at times limit or prevent foreign investment in securities of issuers located or operating in countries in Africa. Moreover, certain countries in Africa may require governmental approval or special licenses prior to investments by foreign investors and may limit the amount of investments by foreign investors in a particular industry and/or issuer and may limit such foreign investment to a certain class of securities of an issuer that may have less advantageous rights than the classes available for purchase by domiciliaries of those countries and/or impose additional taxes on foreign investors. These factors, among others, make investing in issuers located or operating in countries in Africa significantly riskier than investing in issuers located or operating in more developed countries, and any one of them could cause a decline in the value of the Fund’s Shares.

There may be a risk of loss due to the imposition of restrictions on repatriation of capital invested. In addition, certain African countries have currencies pegged to the U.S. dollar. If such currency pegs are abandoned, such abandonment could cause sudden and significant currency adjustments, which could impact the Fund’s investment returns in those countries. There may be limitations or delays in the convertibility or repatriation of certain African currencies, which would adversely affect the U.S. dollar value and/or liquidity of the Fund’s investments denominated in such African currencies, may impair the Fund’s ability to achieve its investment objective and/or may impede the Fund’s ability to satisfy redemption requests in a timely manner. For these or other reasons, the Fund could seek to suspend redemptions of Creation Units, including in the event that an emergency exists in which it is not reasonably practicable for the Fund to dispose of its securities or to determine its net asset value. The Fund could also, among other things, limit or suspend creations of Creation Units. During the period that creations or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value. In the case of a period during which creations are suspended, the Fund could experience substantial redemptions, which may exacerbate the discount to net asset value at which the Fund’s shares trade, cause the Fund to experience increased transaction costs, and cause the Fund to make greater taxable distributions to shareholders of the Fund. When the Fund holds illiquid investments, its portfolio may be harder to value.

Special Risk Considerations of Investing in Asian Issuers. Investments in securities of Asian issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. Many Asian economies have experienced rapid growth and industrialization in recent years, but there is no assurance that this growth rate will be maintained. Certain Asian economies have experienced over-extension of credit, currency devaluations and restrictions, high unemployment, high inflation, decreased exports and economic recessions. Geopolitical hostility, political instability, as well as economic or

5261495v.8

environmental events in any one Asian country can have a significant effect on the entire Asian region as well as on major trading partners outside Asia, and any adverse effect on some or all of the Asian countries and regions in which the Fund invests. The securities markets in some Asian economies are relatively underdeveloped and may subject the Fund to higher action costs or greater uncertainty than investments in more developed securities markets. Such risks may adversely affect the value of the Fund’s investments. Certain Asian countries have developed increasingly strained relationships with the U.S. or with China, and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade. In addition, many Asian countries are subject to social and labor risks associated with demands for improved political, economic and social conditions. These risks, among others, may adversely affect the value of the Fund's investments.

Special Risk Considerations of Investing in Latin American Issuers. Investments in securities of Latin American issuers involve special considerations not typically associated with investments in securities of issuers located in the United States. The economies of certain Latin American countries have, at times, experienced high interest rates, economic volatility, inflation, currency devaluations and high unemployment rates. In addition, commodities (such as oil, gas and minerals) represent a significant percentage of the region’s exports and many economies in this region are particularly sensitive to fluctuations in commodity prices. The economies of Latin American countries are heavily dependent on trading relationships with key trading partners, including the U.S., Europe, Asia, and other Latin American countries. Adverse economic events in one country may have a significant adverse effect on other countries of this region.
Most Latin American countries have experienced severe and persistent levels of inflation, including, in some cases, hyperinflation. This has, in turn, led to high interest rates, extreme measures by governments to keep inflation in check, and a generally debilitating effect on economic growth. Although inflation in many Latin American countries has lessened, there is no guarantee it will remain at lower levels.

The political history of certain Latin American countries has been characterized by political uncertainty, intervention by the military in civilian and economic spheres, and political corruption. Such events could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and could result in significant disruption in securities markets in the region.

The economies of Latin American countries are generally considered emerging markets and can be significantly affected by currency devaluations. Certain Latin American countries may also have managed currencies which are maintained at artificial levels relative to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. Certain Latin American countries also restrict the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many Latin American currencies and it would, as a result, be difficult for the Fund to engage in foreign currency transactions designed to protect the value of the Fund’s interests in securities denominated in such currencies.

Finally, a number of Latin American countries are among the largest debtors of developing countries. There have been moratoria on, and a rescheduling of, repayment with respect to these debts. Such events can restrict the flexibility of these debtor nations in the international markets and result in the imposition of onerous conditions on their economies.

5261495v.8

Authorized Participant Concentration Risk (Acquiring Fund only). The Fund may have a limited number of Authorized Participants, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business, or do not process creation and/or redemption orders, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to net asset value and possibly face trading halts and/or de-listing. This can be reflected as a spread between the bid-ask prices for the Fund. The Authorized Participant concentration risk may be heightened in cases where Authorized Participants have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market Risk (Acquiring Fund only). There can be no assurance that an active trading market for the Shares will develop or be maintained, as applicable. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and Authorized Participants may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its net asset value.

Trading Issues Risk (Acquiring Fund only). Trading in shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares inadvisable. In addition, trading in shares on the exchange is subject to trading halts caused by extraordinary market volatility pursuant to the relevant exchange’s “circuit breaker” rules. If a trading halt or unanticipated early close of the exchange occurs, a shareholder may be unable to purchase or sell Shares of the Fund. There can be no assurance that requirements of the exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares (Acquiring Fund only). The market price of the Shares may fluctuate in response to the Fund’s net asset value, the intraday value of the Fund’s holdings and supply and demand for Shares. Shares may trade above, below, or at their most recent net asset value. Factors including disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), may result in Shares trading at a significant premium or discount to net asset value or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the net asset value or sells Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares. The securities held by the Fund may be traded in markets that close at a different time than the exchange on which the Shares are traded. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads on the exchange and the resulting premium or discount to the Shares’ net asset value may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings and a shareholder may be unable to sell his or her Shares.

Cash Transactions Risk (Acquiring Fund only). Unlike other ETFs, the Fund expects to effect its creations and redemptions at least partially for cash, rather than wholly for in-kind

5261495v.8

securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value to the extent not offset by the transaction fee payable by an Authorized Participant.

How do the fundamental investment policies of the Funds compare?
The fundamental investment policies of the Target Fund and Acquiring Fund are identical.
Where can I find more financial and performance information about the Funds?
More information about the Target Fund and Acquiring Fund is included in: (i) the Prospectus dated May 1, 2025, as supplemented to date, for the Target Fund, (“Target Fund Prospectus”), which is incorporated herein by reference and is on file with the SEC (http://sec.gov) (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000064); (ii) the Statement of Additional Information dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 , as supplemented to date, for the Target Fund (“Target Fund SAI”), which is on file with the SEC (http://sec.gov) (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000166 ); (iii) the Prospectus dated August 20 , 2025 for the Acquiring Fund (“Acquiring Fund Prospectus”) which accompanies this Information Statement/Prospectus, is incorporated herein by reference, and is on file with the SEC (http://sec.gov) (File Nos. 3002-97596/811-04297) (Accession No. 0000768847-25-000164 ); (iv) the Statement of Additional Information dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 for the Acquiring Fund (“Acquiring Fund SAI”), which is on file with the SEC (http://sec.gov) (File Nos. 002-97596/811-04297) (Accession No. 0000768847-25-000166 ); (v) the Target Fund’s audited financial statements and related report of the independent registered public accounting firm included in the Target Fund’s filing on Form N-CSR for the fiscal year ended December 31, 2024 (the “Target Fund Annual Report”), which is on file with the SEC (http://sec.gov) (File Nos. 002-97596/811-04297) (Accession No. 0000930413-25-000892); (vi) the Statement of Additional Information, dated August 22 , 2025, relating to this Information Statement/Prospectus, which is incorporated by reference herein.
You may request free copies of the Target Fund Prospectus and Target Fund SAI (including any supplement thereto), by calling toll-free at (800) 826-2333, by accessing the documents at https://www.vaneck.com/us/en/etf-mutual-fund-finder/mutual-funds/documents/, or by writing to the Trust or the Distributor, 666 Third Avenue, 9th Floor, New York, New York 10017. You may request free copies of the Acquiring Fund SAI and the Statement of Additional Information relating to this Information Statement/Prospectus, by calling toll-free at (800) 826-2333 or by writing to the Trust or the Distributor, 666 Third Avenue, 9th Floor, New York, New York 10017.
This Information Statement/Prospectus, which constitutes part of a Registration Statement filed by the Trust with the Commission under the Securities Act of 1933, as amended, omits certain information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information

5261495v.8

with respect to the Acquiring Fund and the shares offered. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents.
Each Fund also files proxy materials, information statements, reports, and other information with the Commission in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be obtained electronically from the EDGAR database on the Commission’s Internet site (http://www.sec.gov).
PRINCIPAL SHAREHOLDERS
Principal Holders Ownership
As of July 31, 2025, the Acquiring Fund was not operational and, therefore, had no shareholders. As of July 31, 2025, the officers and Trustees, as a group, owned 1.06% of the Target Fund, including 2.85% of Class A shares and 3.43% of Class I shares of the Target Fund. As of July 31, 2025, the following shareholders owned of record, or to the knowledge of the Target Fund, beneficially, 5% or more of the outstanding shares of the Target Fund:

Name and Address of Record Owner	Percentage of Class of Fund Owned

Class A

Charles Schwab & Co., Inc.	38.07%
Special Custody Acct for the benefit of our customers (“FBO”)
Customers Instl
211 Main St.
San Francisco, CA 94105-1901

National Financial Services LLC	21.76%
FBO our Customers
Attn: Mutual Funds Dept. 4th Fl.
499 Washington Blvd.
Jersey City, NJ 07310-1995

LPL Financial	12.84%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Sigrid Van Eck TR	10.92%
Sigrid Van Eck Revocable Trust
Palm Beach, FL 33480-6704

Class I

5261495v.8

Charles Schwab & Co., Inc.	90.75%
Special Custody Acct FBO
Customers Instl
211 Main St.
San Francisco, CA 94105-1901

National Financial Services LLC	5.74%
FBO our Customers
Attn: Mutual Funds Dept. 4th Fl.
499 Washington Blvd.
Jersey City, NJ 07310-1995

Class Y

National Financial Services LLC	36.49%
FBO our Customers
Attn: Mutual Funds Dept. 4th Fl.
499 Washington Blvd.
Jersey City, NJ 07310-1995

LPL Financial	32.15%
9785 Towne Centre Drive
San Diego, CA 92121-1968

Raymond James	11.08%
Omnibus for Mutual Funds
880 Carillon Pkwy
Saint Petersburg, FL 33716-1102

Charles Schwab & Co., Inc.	8.59%
Special Custody Acct FBO
Customers Instl
211 Main St.
San Francisco, CA 94105-1901

Charles Schwab & Co., Inc.	6.33%
Special Custody Acct FBO
Customers MF Clearing Services
211 Main St.
San Francisco, CA 94105-1901

5261495v.8

Control Person Ownership
For the Target Fund, a shareholder who may be deemed to be a “control person” (as that term is defined in the 1940 Act) because the shareholder owns of record more than 25% of the outstanding shares of the Target Fund by virtue of its fiduciary roles with respect to its clients or otherwise, is shown below. A control person may be able to facilitate shareholder approval of proposals it approves and to impede shareholder approval of proposals it opposes. If a control person’s record ownership of the Target Fund’s outstanding shares exceeds 50%, then, for certain shareholder proposals, such control person may be able to approve, or prevent approval, of such proposals without regard to votes by other Target Fund shareholders.

As of July 31, 2025, the following entities owned directly or through one or more controlled companies more than 25% of the voting securities of the Target Fund:

Name and Address of Record Owner	Percentage of Fund Owned

National Financial Services LLC	28.65%
FBO its Customers
Attn: Mutual Funds Dept. 4th Fl.
499 Washington Blvd.
Jersey City, NJ 07310-1995

Charles Schwab & Co. Inc.	32.24%
Special Custody Acct FBO Customers INSTL
211 Main St.
San Francisco, CA 94105-1901

ADDITIONAL INFORMATION
Administrator. The Adviser is the administrator for the Target Fund and the Acquiring Fund.
Transfer Agents. SS&C GIDS, Inc., 801 Pennsylvania Avenue, Suite 218407, Kansas City, MO 64105-1307, serves as transfer agent for the Target Fund. State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111, serves as transfer agent for the Acquiring Fund.
Custodian. State Street Bank and Trust Company, 1 Lincoln Street, Boston, MA 02111, is custodian of the Target Fund’s and Acquiring Fund’s investments.
Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017, serves as independent registered public accounting firm for the Trust.
Shareholders Sharing the Same Address. Normally, if two or more shareholders share the same address, only one copy of the Information Statement/Prospectus is being delivered to that address, unless the Fund(s) have received contrary instructions from one or more of the shareholders at that shared address. Upon written or oral request, the Acquiring Fund will deliver promptly a separate copy of the Information Statement/Prospectus to a

5261495v.8

shareholder at a shared address. Please call the transfer agent at (800) 544-4653, if you would like to receive a separate copy of the Information Statement/Prospectus.

5261495v.8

Exhibit A

FORM OF PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this 5th day of June 2025 adopted by VanEck Funds (the “Trust”), a statutory trust created under the laws of the Commonwealth of Massachusetts, with its principal place of business at 666 Third Avenue, New York, NY 10017, on behalf of two of its series, the Emerging Markets Bond Fund (the “Target Fund”) and the VanEck Emerging Markets Bond ETF (the “Acquiring Fund”).

    The reorganization (hereinafter referred to as the “Reorganization”) will consist of: (i) the acquisition by the Acquiring Fund of all of the property, assets and goodwill (“Assets”) of the Target Fund in exchange solely for shares of the Acquiring Fund of equal value to the net assets of the Target Fund being acquired; (ii) the assumption by the Acquiring Fund of all of the Target Fund’s Liabilities (as defined below); (iii) the distribution of Acquiring Fund’s shares to the shareholders of shares of the Target Fund, according to their respective interests, in complete liquidation of the Target Fund; and (iv) the liquidation and dissolution of the Target Fund as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.    Sale and Transfer of Assets, Liquidation and Dissolution of the Target Fund

(a)    Subject to the terms and conditions of this Plan, the Trust, on behalf of the Target Fund, will sell, assign, convey, transfer and deliver to the Acquiring Fund, at the Closing provided for in Section 3, all of the then existing Assets of the Target Fund as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”) and the Acquiring Fund in exchange therefor shall assume the Liabilities (as defined below), and deliver to the Target Fund for distribution to the shareholders of the Target Fund the number of Acquiring Fund shares, all as determined in the manner set forth in Section 2. The Target Fund’s Assets shall be free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Target Fund may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to (1) discharge, to the extent required by applicable law, all of the Target Fund’s Liabilities (as defined below) on its books at the Close of Business on the Valuation Date, and (2) pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Target Fund, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Target Fund (hereinafter “Net Assets”). The Target Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Target Fund’s liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall use its reasonable best efforts to discharge, to the extent required by applicable law or contract and consistent with its own investment objectives and policies, all such known Liabilities on or prior to the Valuation Date. To the extent that any Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Fund shall assume such Liabilities and such Liabilities shall become the Liabilities of the Acquiring Fund.

(b)    As soon as is reasonably practicable after the Closing, the Target Fund will (i) distribute to its shareholders of record (“Target Fund Shareholders”) other than Cash-Out Shareholders (as defined below in Section 2(a)) the shares of the Acquiring Fund received by the Target Fund pursuant to Section 1(a), on a pro rata basis, and without further notice, the outstanding shares of the Target Fund will be redeemed and cancelled as permitted by its Amended Master Trust Agreement (“Master Trust Agreement”) and Amended and Restated and By-Laws (“By-laws”) and applicable law, (ii) distribute cash as provided in Section 2(a) to the Cash-Out Shareholders and (iii) as promptly as practicable completely liquidate and dissolve as permitted by its Master Trust Agreement and By-laws and applicable law. Such distribution to the Target Fund Shareholders and liquidation of the Target Fund will be accomplished by the transfer of the Acquiring Fund’s shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund Shareholders. The aggregate net asset value of the Acquiring Fund’s shares to be so credited to the Target Fund Shareholders shall be equal to the aggregate net asset value of the Target Fund’s shares owned by the Target Fund Shareholders on the Valuation Date less (i) the value of cash to be distributed to Target Fund Shareholders in lieu of fractional Acquiring Fund shares and (ii) the value of cash to be distributed to Cash-Out Shareholders, who shall not receive a distribution of such Acquiring Fund shares and in lieu thereof shall receive a distribution of cash equal to the net asset value of their Target Fund shares.

(c)    At the Closing, any outstanding certificates that, prior to Closing, represented shares of beneficial interest of the Target Fund, shall be cancelled and shall no longer evidence ownership thereof.

(d)    For Target Fund Shareholders that hold Target Fund shares through accounts that are not permitted to hold Acquiring Fund shares, Acquiring Fund shares will be converted to cash and the cash proceeds sent to the accountholder of record (subject to applicable federal or state laws concerning unclaimed property). The Acquiring Fund shall not issue certificates representing shares in connection with such exchange.

2.    Valuation

(a)    The value of the Target Fund’s Net Assets to be acquired by the Acquiring Fund hereunder shall be the value of such Net Assets less (i) the value of any cash or other assets used to redeem fractional shares pursuant to Section7(j) and (ii) the value of cash to be distributed to Target Fund Shareholders who do not hold Target Fund shares through a brokerage account that can accept Acquiring Fund shares (“Cash-Out Shareholders”) (and who shall not receive a distribution of such Acquiring Fund shares and in lieu shall receive a distribution of cash equal to the net asset value of their Target Fund shares). Such value shall be computed as of the Close of Business on the Valuation Date using the valuation procedures adopted by the Trust on behalf of the Target Fund and the Acquiring Fund (“Valuation Procedures”).

(b)    The number of Acquiring Fund shares to be issued in exchange for the Net Assets shall be determined with respect to the Target Fund by dividing the value of the Net

Assets with respect to the Target Fund shares, determined as set forth in Section 2(a) by the net asset value per share of the Acquiring Fund shares, determined to four decimal places on the Valuation Date, using the valuation procedures established by the Board of Trustees of Trust.

(c)    The net asset value of all Acquiring Fund shares issued in exchange for the Target Fund’s Net Assets shall be equal to the net asset value of all classes of shares of the Target Fund outstanding as of the Valuation Date (following the redemption of fractional shares and redemption of Cash-Out Shareholders pursuant to Section7(j)). All Acquiring Fund shares delivered to a Target Fund shareholder will be delivered at net asset value without the imposition of a sales load, commission, transaction fee or other similar fee.

3.    Closing and Valuation Date

The Valuation Date shall be October 3, 2025 or such later date as the Trust may designate. The Reorganization shall close on the first business day following the Valuation Date or such other date as the Trust may designate (the “Closing Date”). All acts taking place at the closing of the Reorganization (“Closing”) shall, subject to the satisfaction or waiver of the conditions in this Plan, be deemed to take place simultaneously immediately prior to the opening of business on October 6, 2025. The Closing of the Reorganization shall be held in person, by facsimile, email or such other means of communication as the Trust may designate. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Target Fund or the Acquiring Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Fund and the Acquiring Fund is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Target Fund to be transferred to the Acquiring Fund’s Custodian, State Street Bank & Trust Company, One Congress Street, Suite One Boston, MA 02114. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Target Fund, and the number of full shares of beneficial interest owned by each such shareholder, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall provide evidence that such shares of beneficial interest of the Acquiring Fund have been registered in an open account on the books of the Acquiring Fund.

4.    Necessary Findings of Fact by the Trust on behalf of the Target Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)    The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Target Fund, with $0.001 par value. Each outstanding share of the Target Fund is validly issued, fully paid, non-assessable and has full voting rights.

(b)    The financial statements appearing in the Target Fund’s Form N-CSR for the fiscal year ended December 31, 2024, and any subsequent financial statements, audited by

PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Target Fund as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c)    The books and records of the Target Fund, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements (“FIN 48 Workpapers”), made available to the Acquiring Fund are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Target Fund.

(d)    At the Closing, the Trust, on behalf of the Target Fund, will have good and marketable title to all of the securities and other assets, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e)    The Trust has elected to treat the Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Target Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of the Closing, and the consummation of the transaction contemplated by the Plan will not cause the Target Fund to fail to qualify as a RIC as of the Closing. The Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it.

(f)     The Trust has duly filed or will timely file, on behalf of the Target Fund, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Target Fund, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Target Fund. The Trust has, on behalf of the Target Fund, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Target Fund. The amounts established as provisions for Taxes in the books and records of each of the Target Fund as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Target Fund for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Target Fund is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Target Fund. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(g)    There are no material contracts outstanding to which the Target Fund is a party, other than as disclosed in the Target Fund’s registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the “Commission”) or the Target Fund’s Prospectus.

5.    Necessary Findings of Fact by the Trust on behalf of the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)    The Trust is authorized to issue an unlimited number of shares of beneficial interest, with $0.001 par value, of the Acquiring Fund. The shares of the Acquiring Fund to be issued and delivered to the Target Fund, for the account of the Target Fund Shareholders, pursuant to the terms of this Plan, have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund shares, and, upon receipt of the Target Fund’s Net Assets in accordance with the terms of this Plan will be fully paid and non-assessable by the Acquiring Fund. At the Closing, the shares of beneficial interest of the Acquiring Fund to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the shares of the Target Fund are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(b)     The Acquiring Fund has not yet commenced operations. The Acquiring Fund is, and will be at the time of Closing, a new series portfolio of the Trust created within the last twelve (12) months, without assets (other than seed capital, which shall be paid out in redemption of the Initial Shares (as defined in Section 5(c) below) prior to the Reorganization, pursuant to Section 5(c)) or liabilities, formed for the purpose of acquiring the Assets and assuming the Liabilities of the Target Fund in connection with the Reorganization and, accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements or issued any shares except those issued in a private placement to the Acquiring Fund’s investment adviser or its affiliate to secure any required initial shareholder approval;

(c)    There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than a nominal number of shares (“Initial Shares”) issued to a seed capital investor (which shall be the investment adviser of the Acquiring Fund or an affiliate thereof) to vote on the investment advisory contract and other agreements and plans as may be required by the 1940 Act and to take whatever action it may be required to take as the Acquiring Fund’s sole shareholder. The Initial Shares will be redeemed by the Acquiring Fund prior to the Closing for the price for which they were issued, and any price paid for the Initial Shares shall at all times have been held by the Acquiring Fund in a non-interest bearing account;

(d)    The Acquiring Fund: (i) was formed for the purpose of the Reorganization, (ii) is not (and will not be as of the Closing Date) classified as a partnership, and either will timely elect to be classified as an association that is subject to tax as a corporation for federal tax purposes by filing Form 8832 with the Internal Revenue Service or will be as of the Closing Date a “publicly traded partnership” (as defined in Section 7704(b) of the Code) that is treated as a corporation for federal tax purposes, (iii) has not filed any income tax return, and, subject to the accuracy of the findings in Section 4(e), intends to qualify to be a regulated investment company under Subchapter M of the Code for its taxable year which includes the Closing Date, holds and has held no property other than de minimis seed capital (which shall be paid out in redemption of the Initial Shares prior to the Reorganization, pursuant to Section 5(c) and has never had tax attributes, and (iv) is, or will be as of the Closing Date, a “fund,” as defined in Section 851(g)(2) of the Code, that is treated as a separate corporation under Section 851(g)(1) of the Code. The Acquiring Fund has no earnings or profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

(e)     As of the Closing Date, no federal, state or other Tax returns of the Acquiring Fund will have been required by law to have been filed, and no Taxes will be due by the Acquiring Fund. As of the Closing Date, the Acquiring Fund will not have been required to pay any assessments and the Acquiring Fund will not have any Tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not be under audit by any federal, state, local or foreign Tax authority and there will have been no Tax assessment asserted with respect to the Acquiring Fund, no levies, liens or other encumbrances on the Acquiring Fund, and no waivers of the time to assess any Taxes;

(f)    There are no material contracts outstanding to which the Acquiring Fund is a party, other than as disclosed in the Acquiring Fund’s registration statement on Form N-1A filed with the Commission or the Acquiring Fund’s Prospectus.

6.    Necessary Findings of Fact by the Trust on behalf of the Target Fund and the Acquiring Fund

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a)    The Trust is a statutory trust created under the laws of the Commonwealth of Massachusetts on April 3, 1985, and is validly existing and in good standing under the laws of that state. The Trust, of which the Target Fund and the Acquiring Fund are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b)    The Trust has the necessary trust power and authority to conduct its business and the business of the Target Fund and Acquiring Fund as such businesses are now being conducted.

(c)    The Trust is not a party to or obligated under any provision of its Master Trust Agreement; By-Laws; or any material contract or material commitment or obligation that would be violated by its execution of or performance under the Plan. Furthermore, the Trust is not subject to any order or decree that would be violated by performance under this Plan.

(d)    The Trust has full trust power and authority to enter into and perform its obligations under this Plan. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e)    The Target Fund does not have any unamortized or unpaid organizational fees or expenses.

(f)    Neither the Trust, the Target Fund nor the Acquiring Fund is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g)    There are no legal, administrative or other proceedings or investigations against the Trust, the Target Fund or the Acquiring Fund, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Target Fund and the Acquiring Fund are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h)    All information provided by the Trust for inclusion in, or transmittal with, the prospectus and statement of additional information with respect to this Plan pursuant to which the Target Fund shareholders will be informed of the Reorganization, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(i)     No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or state securities laws or Massachusetts statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.    Obligations of the Trust on behalf of the Target Fund

(a)    The Trust shall operate the business of the Target Fund as presently conducted between the date hereof and the Closing.

(b)    The Trust, on behalf of the Target Fund, shall not acquire the shares of beneficial interest of the Acquiring Fund for the purpose of making distributions thereof other than to the Target Fund’s shareholders.

(c)    The Trust shall file, by the date of the Closing, all of the Target Fund’s federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d)    At the Closing, the Trust shall provide:

(1)    A statement of the respective tax basis and holding periods of all investments to be transferred by the Target Fund to the Acquiring Fund.

(2)    A copy of all information required by Code Sections 852, 1012, 6045, 6045A, and 6045B and related regulations issued by the United States Department of the Treasury following the Closing.

(3)    A copy of any other Tax books and records of the Target Fund necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Fund after the Closing.

(4)    If requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers and supporting statements pertaining to the Target Fund.

(e)    The Trust shall mail to each shareholder of record of the Target Fund as of the Valuation Date an information statement/prospectus that complies in all material respects with the requirements of Form N-14.

(f)     The Target Fund has made available to the Acquiring Fund copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Fund for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Fund and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(g)    As soon as is reasonably practicable after the Closing, the Target Fund will make one or more liquidating distributions to its shareholders consisting of shares of the Acquiring Fund received at the Closing.

(h)    The Target Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(i)     As promptly as practicable, but in any case within sixty (60) days after the date of Closing, the Target Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Target Fund for federal income Tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.

(j)    Prior to the Closing, the Target Fund shall redeem all fractional shares of the Target Fund outstanding on the records of the Target Fund’s transfer agent and Cash-Out Shareholders.

8.     Obligations of the Trust on behalf of the Acquiring Fund

(a)    The shares of beneficial interest of the Acquiring Fund to be issued and delivered to the Target Fund pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Fund shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b)    The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Fund issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable. At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the registration statement becomes effective, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(c)    The Acquiring Fund shall not take any action or cause any action to be taken (including, without limitation the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.    Conditions Precedent to be Fulfilled by the Trust on behalf of the Target Fund and the Acquiring Fund

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a)    That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b)    The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c)    That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Target Fund or the Acquiring Fund or would prohibit the transactions contemplated hereby.

    (d)    That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Target Fund or the Acquiring Fund.

(e)    That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided the acquisition contemplated hereby is carried out in accordance with the applicable laws of the Commonwealth of Massachusetts, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1)     The acquisition by the Acquiring Fund of all of the assets of the Target Fund in exchange solely for the Acquiring Fund shares and the assumption by the Acquiring Fund of all of the liabilities of the Target Fund, followed by the distribution by the Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of the Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Target Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2)     No gain or loss will be recognized by the Target Fund upon the transfer of substantially all of its assets to, and the assumption of its liabilities by, the Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3)     No gain or loss will be recognized by the Acquiring Fund upon the receipt by it of substantially all of the assets of the Target Fund in exchange solely for the assumption of the liabilities of the Target Fund and shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4)     No gain or loss will be recognized by the Target Fund upon the distribution of the Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of the Target Fund pursuant to Section 361(c)(1) of the Code;

(5)     The tax basis of the assets of the Target Fund received by the Acquiring Fund will be the same as the tax basis of these assets in the hands of the Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6)     The holding periods of the assets of the Target Fund received by the Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7)     No gain or loss will be recognized by the shareholders of the Target Fund upon the exchange of their shares in the Target Fund solely for the shares of the Acquiring Fund pursuant to Section 354(a) of the Code (except with respect to cash received by Target Fund Shareholders in redemption of fractional shares prior to the Reorganization);

(8)     The aggregate tax basis of the Acquiring Fund shares to be received by each Target Fund shareholder of the Acquiring Fund will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor pursuant to Section 358(a)(1) of the Code, except for fractional shares redeemed prior to the Reorganization;

(9)     The holding period of the Acquiring Fund shares to be received by each Target Fund shareholder will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10)     The Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Fund or the Acquiring Fund with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Target Fund may waive the conditions set forth in this paragraph 9(e).

(f)    That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1)    The Trust was created as a statutory trust under the laws of the Commonwealth of Massachusetts on April 3, 1985 and is validly existing and in good standing under the laws of the Commonwealth of Massachusetts;

(2)    The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3)    The Trust is authorized to issue an unlimited number of shares of beneficial interest, with $0.001 par value, of the Target Fund and Acquiring Fund;
(4)    Assuming that the initial shares of beneficial interest of the Target Fund were issued in accordance with the 1940 Act, and the Master Trust Agreement and By-Laws of the Trust, and that all other such outstanding shares of the Target Fund were sold, issued and paid for in accordance with the terms of the Target Fund’s Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5)    Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Target Fund or the Acquiring Fund;

(7)    The shares of beneficial interest of the Acquiring Fund to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Fund, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8)     To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Massachusetts laws (including, in the case of each of the foregoing, the rules and regulations thereunder and such as may be required under state securities laws); and

(9)    Neither the execution nor performance of this Plan by the Trust violates any provision of its Master Trust Agreement, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h)    That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Fund to be delivered to the Target Fund’s shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i)    That the shares of beneficial interest of the Acquiring Fund to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Target Fund shareholder.

(j)    That at the Closing, the Trust, on behalf of the Target Fund, transfers to the Acquiring Fund Net Assets of the Target Fund comprising at least 90% in fair market value of the total net assets and 70% in fair market value of the total gross assets recorded on the books of the Target Fund at the Close of Business on the Valuation Date.

(k)    The Target Fund will provide the Acquiring Fund with (1) a statement of the respective Tax basis and holding period for all investments to be transferred by the Target Fund to the Acquiring Fund, (2) the Target Fund Shareholder Documentation, (3) if requested by the Trust on behalf of the Acquiring Fund, all FIN 48 Workpapers pertaining to the Target Fund, (4) the Tax books and records of the Target Fund for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing, and (5) if requested by the Trust on behalf of the Acquiring Fund, a statement of earnings and profits as provided in Section 7(j).

(l)    The Target Fund and Acquiring Fund each hereby agree that this Plan constitutes a “plan of reorganization” as specified in Treasury Regulations Section 1.368-3(a).

10.    Fees and Expenses; Other Plans

Van Eck Associates Corporation will pay the costs of the Reorganization other than brokerage transaction costs for portfolio transactions.
11.    Termination; Waiver; Order

(a)    Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b)    If the transactions contemplated by this Plan have not been consummated by December 31, 2025 this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c)    In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d)    At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)     The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f)    If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Fund, unless such further vote is required by applicable law.

12.    Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Target Fund and the Acquiring Fund; (ii) any liability of the Trust under this Plan with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund; (iii) any liability of the Trust under this Plan with respect to the Target Fund, or in connection with the transactions contemplated herein with respect to the Target Fund, shall be discharged only out of the assets of the Target Fund; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Target Fund nor the Acquiring Fund shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13.    Final Tax Returns and Forms 1099 of the Target Fund

(a)     After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to the Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b)     Any expenses incurred by the Trust or the Target Fund (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Target Fund to the extent such expenses have been or should have been accrued by the Target Fund in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Van Eck Associates Corporation at the time such Tax returns and Forms 1099 are prepared.

14.    Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15.    Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the Commonwealth of Massachusetts.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

VanEck Funds, on behalf of Emerging Markets Bond Fund and VanEck Emerging Markets Bond ETF

By ____________________

Acknowledged by Van Eck Associates Corporation

By _____________________

STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 22, 2025

VanEck Funds
666 Third Avenue, 9th Floor
New York, NY 10017

Acquisition of All of the Assets and Liabilities of
EMERGING MARKETS BOND FUND
(a series of VanEck Funds (the “Trust”))

By and in exchange for shares of
VANECK EMERGING MARKETS BOND ETF
EMBX
(also a series of the Trust)

This Statement of Additional Information (“SAI”) is being furnished to shareholders of the Emerging Markets Bond Fund (the “Target Fund”), in connection with acquisition of all of the assets and the assumption of liabilities of the Target Fund by VanEck Emerging Markets Bond ETF, a newly-created series of the Trust (the “Acquiring Fund”) as described in the Information Statement/Prospectus (the “Reorganization”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.
The Statement of Additional Information of the Target Fund, dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 (as previously filed via EDGAR on August 20, 2025 (File Nos. 002-97596/811-04297) [Accession No. 0000768847-25-000166]);

2.
The Statement of Additional Information of the Acquiring Fund, dated May 1, 2025, as revised on May 13, 2025 and August 20, 2025 (as previously filed via EDGAR on August 20, 2025 (File Nos. 002-97596/811-04297) [Accession No. 0000768847-25-000166]); and

3.
The audited financial statements, including the financial highlights, and related report of the independent registered public accounting firm appearing in the Target Fund’s annual report to shareholders included in its filing on Form N-CSR  for the period ended December 31, 2024 (as previously filed via EDGAR on March 7, 2025 (File Nos. 002-97596/811-04297) [Accession No. 0000930413-25-000892]).

Because the Acquiring Fund was newly-created for the purposes of the Reorganization, the Acquiring Fund has not published annual or semi-annual shareholder reports or filings on Form N-CSR. The Acquiring Fund is a newly-created shell series of the Trust with no assets or liabilities that will commence operations upon consummation of the Reorganization and continue the operations of the Target Fund as an exchange-traded fund. The Target Fund shall be the accounting and performance survivor in the Reorganization, and the Acquiring Fund, as the corporate survivor in the Reorganization, shall adopt the accounting and performance history of the Target Fund.

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus, dated August 22 , 2025, relating to the Reorganization. The Information Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by visiting the VanEck website at
1

vaneck.com, by calling toll-free (800) 826-2333 or by writing to the Trust or Van Eck Securities Corporation, the Funds’ distributor (the “Distributor”). The Trust’s and the Distributor’s address is 666 Third Avenue, 9th Floor, New York, New York 10017.

Supplemental Financial Information

Tables showing the fees and expenses of the Acquiring Fund and the Target Fund, and the fees and expenses of the Acquiring Fund on a pro forma basis after giving effect to the proposed Reorganization, are included in the “What are the fees and expenses of the Funds and what might they be after the Reorganization?” section in the Information Statement/Prospectus. The Reorganization will not result in a material change to the Target Fund’s investment portfolio due to the investment objective, strategies and restrictions of the Target Fund being identical to the Acquiring Fund. As a result, a schedule of investments of the Target Fund modified to show the effects of such change is not required and is not included. There are no material differences in the accounting, valuation and tax policies of the Target Fund as compared to those of the Acquiring Fund.

2

VANECK FUNDS

PART C

OTHER INFORMATION

Item 15.        Indemnification

Reference is made to the Amended and Restated Master Trust Agreement of the Registrant, as amended, each Advisory Agreement, each Sub-Advisory Agreement (if any), the Distribution Agreement, the Custodian Agreement, and the Data Access Agreement.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.

Reference is also made to the individual Trustee Indemnification Agreements entered into with each of the Trustees of the Registrant. The Indemnification Agreements do not supersede or replace the indemnification under the Amended and Restated Master Trust Agreement of the Registrant, as amended. The Indemnification Agreements supplement the protections under the Amended and Restated Master Trust Agreement, by clarifying the scope of certain terms of the Amended and Restated Master Trust Agreement and providing a variety of procedural benefits, including with respect to protection from modification of the indemnification, term and survival of Registrant’s obligations, and procedural enhancements with respect to, among other things, advancement of expenses, determination of entitlement, indemnification for expenses incurred by a Trustee as a witness and selection of counsel.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.        Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibits 4(a) and 14(a):

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Master Trust Agreement and Amendments. (13)

	(b)	Amendment No. 36 to Amended and Restated Master Trust Agreement. (14)

	(c)	Amendment No. 37 to Amended and Restated Master Trust Agreement. (14)
1

	(d)	Amendment No. 38 to Amended and Restated Master Trust Agreement. (15)

	(e)	Amendment No. 39 to Amended and Restated Master Trust Agreement. (17)

	(f)	Amendment No. 40 to Amended and Restated Master Trust Agreement. (17)

	(g)	Amendment No. 41 to Amended and Restated Master Trust Agreement. (19)

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

	(a)	Amended and Restated By-Laws of Registrant. (10)

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Form of Plan of Reorganization is filed herewith as Exhibit A to the Prospectus/Information Statement contained in this Registration Statement.

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Amended and Restated Master Trust Agreement
Article IV – Shares
Article V – Shareholders’ Voting Powers and Meetings
Article VI – Limitation of Liability; Indemnification

	(b)	Amended and Restated By-Laws
Article 9 – Issuance of Share Certificates

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

	(a)	Advisory Agreement. (1)

	(b)	Advisory Agreement with respect to Global Resources Fund (formerly known as Global Hard Assets Fund). (1)

	(c)	Advisory Agreement with respect to Emerging Markets Fund (formerly known as Global Balanced Fund). (3)

2

	(d)	(i)	Investment Advisory Agreement with respect to Emerging Markets Bond Fund (formerly known as Unconstrained Emerging Markets Bond Fund) and VanEck Morningstar Wide Moat Fund. (5)

		(ii)	Revised Exhibit A, effective as of November 6, 2017, to the Investment Advisory Agreement. (11)

		(iii)	Revised Exhibit A, effective as of March 19, 2021, to the Investment Advisory Agreement. (14)

		(iv)	Revised Exhibit A, effective as of June 23, 2021, to the Investment Advisory Agreement. (15)

	(e)	(i)	Investment Advisory Agreement with respect to CM Commodity Index Fund. (7)

		(ii)	Revised Appendix A, effective as of May 1, 2014, to the Investment Advisory Agreement. (9)

		(iii)	Appendix B, effective as of May 1, 2014, to the Investment Advisory Agreement. (8)

	(f)	Investment Advisory Agreement with respect to Onchain Economy ETF. (18)

	(g)	Investment Advisory Agreement with respect to VanEck Emerging Markets Bond ETF. (19)

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Distribution Agreement. (1)

		(i)	Letter Agreement adding Class C shares of International Investors Gold Fund to Distribution Agreement. (1)

		(ii)	Letter Agreement adding Class A and Class C shares of Global Resources Fund (formerly known as Global Hard Assets Fund) to Distribution Agreement. (1)

		(iii)	Letter Agreement adding Class A shares of Emerging Markets Fund (formerly known as Global Balanced Fund) to Distribution Agreement. (3)

		(iv)	Letter Agreement adding CM Commodity Index Fund to Distribution Agreement. (5)

		(v)	Letter Agreement adding Emerging Markets Bond Fund (formerly known as Unconstrained Emerging Markets Bond Fund) to Distribution Agreement. (6)

		(vi)	Letter Agreement adding VanEck Morningstar Wide Moat Fund to Distribution Agreement. (11)
3

(vii) Letter Agreement to Distribution Agreement. (12)

	(b)	Distribution Agreement relating to ETF series of VanEck Funds. (18)

(i) Revised Exhibit A adding VanEck Emerging Markets Bond ETF. (19)

	(c)	Form of Participant Agreement. (17)

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Custodian Agreement with respect to non-ETF series of VanEck Funds and VanEck VIP Trust. (2)

	(b)	Custodian Agreement with respect to ETF series of VanEck Funds. (16)

(i) Joinder to Custodian Agreement with respect to ETF series of VanEck Funds. (17)

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (5)

	(b)	Amended Exhibit A to Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (8)

	(c)	Amended Exhibit A to Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (14)

	(d)	Amended Exhibit A to Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (15)

	(e)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (11)

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

4

	(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, dated July 23, 2025. (20)

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

To be filed by Post-Effective Amendment pursuant to the undertaking in Item 17(3) below.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Accounting and Administrative Services Agreement. (1)

	(b)	Letter Agreement adding International Investors Gold Fund to Accounting and Administrative Services Agreement. (1)

	(c)	Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley. (1)

	(d)	Letter Agreement adding Emerging Markets Fund (formerly known as Global Balanced Fund) to Accounting and Administrative Services Agreement. (3)

	(e)	Data Access Service Agreement. (3)

	(f)	(i) Transfer Agency Agreement with SS&C. (3)

(ii) Transfer Agency Agreement with SSB, with respect to ETF series of VanEck Funds. (16)

(a) Joinder to Transfer Agency Agreement with respect to ETF series of VanEck Funds. (17)

	(g)	Form of Trustee Indemnification Agreement. (4)

	(h)	Simplified Employee Plan. (1)

	(i)	Amended Retirement Plan for Self-Employed Individuals, Partnerships and Corporations Using Shares of International Investors Incorporated or the VanEck Funds. (1)

(14)	Copies of any opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(a)	Consent of Independent Registered Public Accounting Firm. (21)

5

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;

(a) Power of Attorney dated June 5, 2025. (20)

(17)	Any additional exhibits which the Registrant may wish to file;

(1) Code of Ethics of the Registrant. (12)

(2)	Code of Ethics of Registrant’s Investment Advisers and Principal Underwriter. (17)

(1)Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 1, 1999.

(2)Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 19, 2001.

(3)Incorporated by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed February 25, 2005.

(4)Incorporated by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 30, 2007.

(5)Incorporated by reference to Post-Effective Amendment No. 100 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed November 22, 2010.

(6)Incorporated by reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 27, 2012.

(7)Incorporated by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 19, 2013.

(8)Incorporated by reference to Post-Effective Amendment No. 118 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed December 6, 2013.

(9)Incorporated by reference to Post-Effective Amendment No. 122 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 30, 2014.

(10)Incorporated by reference to Post-Effective Amendment No. 131 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 25, 2016.

(11)Incorporated by reference to Post-Effective Amendment No. 153 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed November 3, 2017.

(12)Incorporated by reference to Post-Effective Amendment No. 160 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on September 6, 2019.
6

(13)Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 29, 2020.

(14)Incorporated by reference to Post-Effective Amendment No. 165 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 28, 2021.

(15)Incorporated by reference to Post-Effective Amendment No. 173 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on October 21, 2021.

(16)Incorporated by reference to Post-Effective Amendment No. 2,652 to Registration Statement of VanEck ETF Trust, File Nos. 333-123257 and 811-10325, filed on November 22, 2019.

(17)Incorporated by reference to Post-Effective Amendment No. 180 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 16, 2025.

(18)Incorporated by reference to Post-Effective Amendment No. 181 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 29, 2025.

(19)Incorporated by reference to Post-Effective Amendment No. 183 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on August 20, 2025.

(20)Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14, File No. 333-288888, filed on July 23, 2025.

(21)Filed herewith.

Item 17.    Undertakings.

(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

7

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan in the Commonwealth of Puerto Rico on the 22nd day of August, 2025.

VANECK FUNDS

By: /s/ Laura I. Martinez
Name: Laura I. Martinez
Title: Vice President and Assistant Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer, President and Trustee	August 22, 2025
/s/ John J. Crimmins* John J. Crimmins	Vice President, Chief Financial Officer and Principal Accounting Officer	August 22, 2025
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	August 22, 2025
/s/ Jayesh Bhansali* Jayesh Bhansali	Trustee	August 22, 2025
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	August 22, 2025
/s/ R. Alastair Short* R. Alastair Short	Trustee	August 22, 2025

*By: /s/ Laura I. Martinez
Laura I. Martinez
Attorney-In-Fact
(Pursuant to Power of Attorney filed on July 23, 2025)

EXHIBIT INDEX
Exhibit No.	Exhibit
EX-16.14.a	Consent of Independent Registered Public Accounting Firm